Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Entity Central Index Key	0000896435
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Invesco Oppenheimer V.I. International Growth Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer V.I. International Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer V.I. International Growth Fund (Series I)	$ 99	1.00% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm
around the artificial intelligence investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the emerging market asset class.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned -1.67%. For the same time period, the MSCI ACWI ex USA
®
Index returned 5.53%.
What contributed to performance?
Flutter Entertainment PLC |
The UK company that owns FanDuel, a sports betting service in the US. Legal and regulatory changes in a growing number of states increased the size and value of the addressable market, which positively impacted the company. FanDuel and its top US competitor shared roughly 80% of the US market at period end.
Dollarama, Inc. |
A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated. We have owned Dollarama for several years. The company performed well during the period, which we believe was in part due to the continuing shift to online buying that benefits retailers at the very high and the very low end of pricing.
Hitachi Ltd. |
A Japanese company with a widely diversified portfolio of businesses that it has been working to streamline. Hitachi restructured itself to provide a higher return on capital invested within it over the last serveral years.
What detracted from performance?
JD Sports Fashion PLC
|
A UK company which exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. The company’s share price fell on disappointing earnings results during the period.
AIXTRON SE |
A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. During the reporting period, the company announced earnings and future guidance below expectations. We exited our position during the fiscal year.
Edenred SE |
Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. French political uncertainty and the lack of a clear catalyst to boost earnings weighed negatively on the share price during portions of the fiscal period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer V.I. International Growth Fund (Series I)	(1.67) %	3.04%	4.41%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 306,743,600
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,607,463
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 306,743,600
Total number of portfolio holdings	66
Total advisory fees paid	$ 2,607,463
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
London Stock Exchange Group PLC	2.93%
Flutter Entertainment PLC	2.90%
ResMed, Inc.	2.87%
Dollarama, Inc.	2.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.63%
Hermes International S.C.A.	2.61%
Reliance Industries Ltd.	2.59%
Novo Nordisk A/S, Class B	2.48%
Compass Group PLC	2.43%
ASML Holding N.V.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
London Stock Exchange Group PLC	2.93%
Flutter Entertainment PLC	2.90%
ResMed, Inc.	2.87%
Dollarama, Inc.	2.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.63%
Hermes International S.C.A.	2.61%
Reliance Industries Ltd.	2.59%
Novo Nordisk A/S, Class B	2.48%
Compass Group PLC	2.43%
ASML Holding N.V.	2.34%
* Excluding money market fund holdings, if any.

Invesco Oppenheimer V.I. International Growth Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco Oppenheimer V.I. International Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Oppenheimer V.I. International Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Oppenheimer V.I. International Growth Fund (Series II)	$ 124	1.25% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.25%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equity markets rose during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence investment wave led to concentrated market leadership in the megacap technology space and to outperformance relative to non-US equities. The turn in the interest rate cycle towards the end of the period also caused high quality segments to underperform the wider market. Outside of the US, emerging markets outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the emerging market asset class.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned -1.81%. For the same time period, the MSCI ACWI ex USA
®
Index returned 5.53%.
What contributed to performance?
Flutter Entertainment PLC |
The UK company that owns FanDuel, a sports betting service in the US. Legal and regulatory changes in a growing number of states increased the size and value of the addressable market, which positively impacted the company. FanDuel and its top US competitor shared roughly 80% of the US market at period end.
Dollarama, Inc. |
A Canadian discount retailer that is much like Dollar Tree and Dollar General in the US. However, unlike the US, this retail market segment in Canada is not saturated. We have owned Dollarama for several years. The company performed well during the period, which we believe was in part due to the continuing shift to online buying that benefits retailers at the very high and the very low end of pricing.
Hitachi Ltd. |
A Japanese company with a widely diversified portfolio of businesses that it has been working to streamline. Hitachi restructured itself to provide a higher return on capital invested within it over the last serveral years.
What detracted from performance?
JD Sports Fashion PLC
|
A UK company which exclusively retails certain models of several key athletic footwear brands, such as Nike and Adidas, in the US and Western Europe. The company’s share price fell on disappointing earnings results during the period.
AIXTRON SE |
A German company which makes the “metal organic chemical vapor deposition equipment” -“MOCVD equipment” – used in the manufacture of layered semiconductors made of compounds other than just silicon. During the reporting period, the company announced earnings and future guidance below expectations. We exited our position during the fiscal year.
Edenred SE |
Based in France, this company manages employee benefit programs and expenses through prepaid vouchers. It has grown steadily through geographic and service expansion, while digitization has reduced operating costs. French political uncertainty and the lack of a clear catalyst to boost earnings weighed negatively on the share price during portions of the fiscal period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Oppenheimer V.I. International Growth Fund (Series II)	(1.81) %	2.83%	4.15%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 306,743,600
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 2,607,463
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 306,743,600
Total number of portfolio holdings	66
Total advisory fees paid	$ 2,607,463
Portfolio turnover rate	18%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
London Stock Exchange Group PLC	2.93%
Flutter Entertainment PLC	2.90%
ResMed, Inc.	2.87%
Dollarama, Inc.	2.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.63%
Hermes International S.C.A.	2.61%
Reliance Industries Ltd.	2.59%
Novo Nordisk A/S, Class B	2.48%
Compass Group PLC	2.43%
ASML Holding N.V.	2.34%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
London Stock Exchange Group PLC	2.93%
Flutter Entertainment PLC	2.90%
ResMed, Inc.	2.87%
Dollarama, Inc.	2.63%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.63%
Hermes International S.C.A.	2.61%
Reliance Industries Ltd.	2.59%
Novo Nordisk A/S, Class B	2.48%
Compass Group PLC	2.43%
ASML Holding N.V.	2.34%
* Excluding money market fund holdings, if any.

Invesco V.I. American Franchise Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Franchise Fund (Series I)	$ 101	0.86%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 34.89%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index primarily due to strong stock selection in the industrials and financials sectors, though results were partially offset by a relative overweight in these sectors. An underweight exposure in the consumer staples and consumer discretionary sectors, and an overweight in the communication services sector, were also beneficial. An underweight exposure and stock selection in the information technology (IT) sector detracted from relative results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There is significant excitement for the launch of its new Blackwell platform, which is marketed as being able to power generative AI faster with less cost and energy consumption. The GPUs are already sold out until the end of 2025.
Amazon.com, Inc. |
The company's strong growth in its cloud computing division, Amazon Web Services, has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a larger part of consumer interactions and products.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US Food and Drug Administration clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a sales force reorganization significantly slowed their sales forecasts.
MongoDB, Inc. |
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024 as software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Franchise Fund (Series I)	34.89%	15.84%	14.16%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 889,266,825
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,540,046
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 889,266,825
Total number of portfolio holdings	58
Total advisory fees paid	$ 5,540,046
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.81%
Amazon.com, Inc.	7.98%
Microsoft Corp.	7.25%
Apple, Inc.	6.47%
Meta Platforms, Inc., Class A	5.11%
Broadcom, Inc.	4.33%
Alphabet, Inc., Class A	3.58%
KKR & Co., Inc., Class A	3.20%
Blackstone, Inc., Class A	2.88%
ServiceNow, Inc.	2.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.81%
Amazon.com, Inc.	7.98%
Microsoft Corp.	7.25%
Apple, Inc.	6.47%
Meta Platforms, Inc., Class A	5.11%
Broadcom, Inc.	4.33%
Alphabet, Inc., Class A	3.58%
KKR & Co., Inc., Class A	3.20%
Blackstone, Inc., Class A	2.88%
ServiceNow, Inc.	2.81%
* Excluding money market fund holdings, if any.

Invesco V.I. American Franchise Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Franchise Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Franchise Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Franchise Fund (Series II)	$ 130	1.11%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. large-cap equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 34.56%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index primarily due to strong stock selection in the industrials and financials sectors, though results were partially offset by a relative overweight in these sectors. An underweight exposure in the consumer staples and consumer discretionary sectors, and an overweight in the communication services sector, were
also beneficial. An underweight exposure and stock selection in the information technology
(IT)
sector detracted from relative results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA is a company at the heart of digital transformation as it produces graphics processing units (GPUs). The company completed a 10-for-1 stock split and surpassed $3 trillion in market cap over the period. There is significant excitement for the launch of its new Blackwell platform, which is marketed as being able to power generative AI faster with less cost and energy consumption. The GPUs are already sold out until the end of 2025.
Amazon.com, Inc. |
The company's strong growth in its cloud computing division, Amazon Web Services, has been a significant contributor, benefiting from increased demand for cloud solutions across various industries. Additionally, Amazon's focus on expanding its advertising business yielded positive results, with higher ad revenues boosting overall profitability. The company's strategic investments in AI and automation have also enhanced operational efficiency, further supporting its stock performance.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a larger part of consumer interactions and products.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company that specializes in continuous glucose monitors (CGM). Stocks with exposure to diabetes-related sales have experienced weakness in general following the successful launch of GLP-1 drugs. Recent US Food and Drug Administration clearance of CGMs for non-prescription sales meaningfully expands DexCom’s market to non-diabetics, as a tool that can help users maintain a healthy lifestyle. However, a sales force reorganization significantly slowed their sales forecasts.
MongoDB, Inc. |
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024 as software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Franchise Fund (Series II)	34.56%	15.56%	13.88%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 889,266,825
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 5,540,046
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 889,266,825
Total number of portfolio holdings	58
Total advisory fees paid	$ 5,540,046
Portfolio turnover rate	52%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.81%
Amazon.com, Inc.	7.98%
Microsoft Corp.	7.25%
Apple, Inc.	6.47%
Meta Platforms, Inc., Class A	5.11%
Broadcom, Inc.	4.33%
Alphabet, Inc., Class A	3.58%
KKR & Co., Inc., Class A	3.20%
Blackstone, Inc., Class A	2.88%
ServiceNow, Inc.	2.81%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.81%
Amazon.com, Inc.	7.98%
Microsoft Corp.	7.25%
Apple, Inc.	6.47%
Meta Platforms, Inc., Class A	5.11%
Broadcom, Inc.	4.33%
Alphabet, Inc., Class A	3.58%
KKR & Co., Inc., Class A	3.20%
Blackstone, Inc., Class A	2.88%
ServiceNow, Inc.	2.81%
* Excluding money market fund holdings, if any.

Invesco V.I. American Value Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Value Fund (Series I)	$ 104	0.90%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 30.41%. For the same time period, the Russell Midcap
®
Value Index returned 13.07%. The Fund outperformed the Russell Midcap
®
Value Index primarily due to strong stock selection in the information technology (IT), utilities and industrials sectors. These sectors were also the largest contributors to absolute performance. Conversely, stock selection and an overweight in energy was the largest detractor from the Fund's relative return. Stock selection and an overweight in health care detracted from both relative and absolute returns.
What contributed to performance?
Vistra Corp. |
Shares of this large US power producer and retail energy provider rose due to a better outlook for long-term demand, driven by the build out of energy-intensive AI data centers. The company’s solid financial results also supported the stock price. The Fund’s positions in Vistra Corp. were sold during the fiscal year.
Coherent Corp. |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Vertiv Holdings Co. |
Vertiv is a manufacturer of electrical power, thermal management, and other equipment for data centers. Shares have risen along with the company’s strong financial performance, driven by increased spending in data centers as a result of AI investments.
What detracted from performance?
New Fortress Energy, Inc.
|
Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
APA Corp. |
Shares of the oil and gas company declined along with the broader industry due to weak energy prices. We sold this position to fund new opportunities.
Centene Corp. |
Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. The stock underperformed because of higher medical costs that hurt the profit margins in its Medicaid segment and uncertainty around potential changes to the healthcare policies under the new Republican administration. We added to the position to take advantage of the stock price decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Value Fund (Series I)	30.41%	13.69%	9.12%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 366,273,668
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,419,413
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 366,273,668
Total number of portfolio holdings	75
Total advisory fees paid	$ 2,419,413
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Marvell Technology, Inc.	3.65%
Lumentum Holdings, Inc.	3.43%
Expedia Group, Inc.	3.35%
Coherent Corp.	2.93%
NRG Energy, Inc.	2.69%
Fidelity National Information Services, Inc.	2.67%
Western Alliance Bancorporation	2.44%
Huntington Bancshares, Inc.	2.32%
MasTec, Inc.	2.31%
Globe Life, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Marvell Technology, Inc.	3.65%
Lumentum Holdings, Inc.	3.43%
Expedia Group, Inc.	3.35%
Coherent Corp.	2.93%
NRG Energy, Inc.	2.69%
Fidelity National Information Services, Inc.	2.67%
Western Alliance Bancorporation	2.44%
Huntington Bancshares, Inc.	2.32%
MasTec, Inc.	2.31%
Globe Life, Inc.	2.23%
* Excluding money market fund holdings, if any.

Invesco V.I. American Value Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. American Value Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. American Value Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. American Value Fund (Series II)	$ 132	1.15%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 30.09%. For the same time period, the Russell Midcap
®
Value Index returned 13.07%. The Fund outperformed the Russell Midcap
®
Value Index primarily due to strong stock selection in the information technology (IT), utilities and industrials sectors. These sectors were also the largest contributors to absolute performance. Conversely, stock selection and an overweight in energy was the largest detractor from the Fund's relative return. Stock selection and an overweight in health care detracted from both relative and absolute returns.
What contributed to performance?
Vistra Corp. |
Shares of this large US power producer and retail energy provider rose due to a better outlook for long-term demand, driven by the build out of energy-intensive AI data centers. The company’s solid financial results also supported the stock price. The Fund’s positions in Vistra Corp. were sold during the fiscal year.
Coherent Corp. |
This laser company develops and manufactures optoelectronic components and devices used in the communications, electronics and industrial markets. It benefited from the growth of AI as its optical transceivers are key enablers for networking of AI servers.
Vertiv Holdings Co. |
Vertiv is a manufacturer of electrical power, thermal management, and other equipment for data centers. Shares have risen along with the company’s strong financial performance, driven by increased spending in data centers as a result of AI investments.
What detracted from performance?
New Fortress Energy, Inc.
|
Shares of this natural gas infrastructure company fell due to declining gas prices and ongoing project delays.
APA Corp. |
Shares of the oil and gas company declined along with the broader industry due to weak energy prices. We sold this position to fund new opportunities.
Centene Corp. |
Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. The stock underperformed because of higher medical costs that hurt the profit margins in its Medicaid segment and uncertainty around potential changes to the healthcare policies under the new Republican administration. We added to the position to take advantage of the stock price decline.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. American Value Fund (Series II)	30.09%	13.40%	8.85%
Russell Midcap ® Value Index	13.07%	8.59%	8.10%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 366,273,668
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 2,419,413
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 366,273,668
Total number of portfolio holdings	75
Total advisory fees paid	$ 2,419,413
Portfolio turnover rate	39%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Marvell Technology, Inc.	3.65%
Lumentum Holdings, Inc.	3.43%
Expedia Group, Inc.	3.35%
Coherent Corp.	2.93%
NRG Energy, Inc.	2.69%
Fidelity National Information Services, Inc.	2.67%
Western Alliance Bancorporation	2.44%
Huntington Bancshares, Inc.	2.32%
MasTec, Inc.	2.31%
Globe Life, Inc.	2.23%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Marvell Technology, Inc.	3.65%
Lumentum Holdings, Inc.	3.43%
Expedia Group, Inc.	3.35%
Coherent Corp.	2.93%
NRG Energy, Inc.	2.69%
Fidelity National Information Services, Inc.	2.67%
Western Alliance Bancorporation	2.44%
Huntington Bancshares, Inc.	2.32%
MasTec, Inc.	2.31%
Globe Life, Inc.	2.23%
* Excluding money market fund holdings, if any.

Invesco V.I. Balanced-Risk Allocation Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	$ 73	0.72% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
The global monetary easing cycle finally arrived with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Broad markets retreated late in the year, driven by the US election and central bank caution. Resilient economic growth combined with mixed inflation data caused a spike in volatility to start the final quarter of the year. Although markets rebounded following the US election, the optimism was short-lived as uncertainty around the new administration’s policies, sticky inflation, tariffs and diverging economic outlooks set in.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 3.76%. For the same time period, the Custom Invesco V.I. Balanced-Risk Allocation Index returned 11.54%.
What contributed to performance?
Growth Macro Factor |
Strategic exposure to the growth macro factor achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. Japanese equities outperformed their international counterparts, driven by a weakening yen in the export heavy region.
Tactical positioning
| Tactical positioning contributed to performance as gains from positioning in equities and commodities outweighed losses from positioning within global bonds.
What detracted from performance?
Defensive Macro Factor
|
Strategic exposure to the defensive macro factor achieved through exchange-traded futures, detracted from Fund results in aggregate, with losses from Australian, German, Canadian and Japanese government bonds. Central bank policy was the primary driver of performance due to inflation risks causing yields to rise on longer term bonds.
Real Return Macro Factor |
Strategic exposure to the real return macro factor achieved through exchange-traded futures, swaps and commodity linked notes, detracted from the Fund's results in aggregate as gains in energy and precious metals were outweighed by losses in agriculture and industrial metals. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Industrial metals were a slight detractor due to the threat of potential tariff policy from the Trump administration.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Balanced-Risk Allocation Fund (Series I)	3.76%	2.75%	3.83%
Custom Invesco V.I. Balanced-Risk Allocation Index	11.54%	6.87%	6.75%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
MSCI ACWI (Net)	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

MSCI World Index
SM
(Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 422,609,164
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 2,342,368
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 422,609,164
Total number of portfolio holdings	163
Total advisory fees paid	$ 2,342,368
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	50.00%	80.03%
Fixed Income	23.67	57.86
Commodities	26.33	28.30
Total	100.00%	166.19%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

Invesco V.I. Balanced-Risk Allocation Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Balanced-Risk Allocation Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	$ 99	0.97% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.97%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
The global monetary easing cycle finally arrived with several central banks cutting interest rates. Despite some volatility, global growth and disinflationary progress continued, leading to robust gains for global equity markets and more limited gains for fixed income markets. Commodities posted mixed performance; precious metals outperformed, while agricultural and energy commodities broadly struggled due to weaker demand. Broad markets retreated late in the year, driven by the US election and central bank caution. Resilient economic growth combined with mixed inflation data caused a spike in volatility to start the final quarter of the year. Although markets rebounded following the US election, the optimism was short-lived as uncertainty around the new administration’s policies, sticky inflation, tariffs and diverging economic outlooks set in.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 3.56%. For the same time period, the Custom Invesco V.I. Balanced-Risk Allocation Index returned 11.54%.
What contributed to performance?
Growth Macro Factor |
Strategic exposure to the growth macro factor achieved through exchange-traded futures, swaps and listed options, was the top contributor to Fund performance with all six equity markets posting gains. Japanese equities outperformed their international counterparts, driven by a weakening yen in the export heavy region.
Tactical positioning
| Tactical positioning contributed to performance as gains from positioning in equities and commodities outweighed losses from positioning within global bonds.
What detracted from performance?
Defensive Macro Factor
|
Strategic exposure to the defensive macro factor achieved through exchange-traded futures, detracted from Fund results in aggregate, with losses from Australian, German, Canadian and Japanese government bonds. Central bank policy was the primary driver of performance due to inflation risks causing yields to rise on longer term bonds.
Real Return Macro Factor |
 Strategic exposure to the real return macro factor achieved through exchange-traded futures, swaps and commodity linked notes, detracted from the Fund's results in aggregate as gains in energy and precious metals were outweighed by losses in agriculture and industrial metals. Agriculture exposure was the top detractor within the real return macro factor as most agricultural commodities faced pressure from oversupply concerns. Industrial metals were a slight detractor due to the threat of potential tariff policy from the Trump administration.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Balanced-Risk Allocation Fund (Series II)	3.56%	2.51%	3.57%
Custom Invesco V.I. Balanced-Risk Allocation Index	11.54%	6.87%	6.75%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%
MSCI ACWI (Net)	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

MSCI World Index
SM
(Net) to the MSCI ACWI (Net) to reflect that the MSCI ACWI (Net) can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 422,609,164
Holdings Count | Holding	163
Advisory Fees Paid, Amount	$ 2,342,368
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 422,609,164
Total number of portfolio holdings	163
Total advisory fees paid	$ 2,342,368
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Target risk contribution and
notional asset weights
Asset Class	Target Risk Contribution*	Notional Asset Exposure Weights**
Equities and Options	50.00%	80.03%
Fixed Income	23.67	57.86
Commodities	26.33	28.30
Total	100.00%	166.19%
* Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.

** Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
Security type allocation
(% of net assets)

Invesco V.I. Capital Appreciation Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Capital Appreciation Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Capital Appreciation Fund (Series I)	$ 94	0.80% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could occur in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 34.16%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index mainly as a result of stock selection in the health care, industrials, and communication services sectors. Weaker stock selection in the information technology and consumer discretionary sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
Amazon.com, Inc. |
Amazon reported strong profits driven by its Amazon Web Services division, which we believe continued to be well positioned for growth at the end of the period.
What detracted from performance?
MongoDB, Inc.
|
MongoDB gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.
ASML Holding N.V. |
ASML detracted from the Fund’s performance due to investor concerns about the potential impact on its business from US government restrictions on chip sales to China. The Fund’s positions in ASML were sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Capital Appreciation Fund (Series I)	34.16%	16.05%	13.25%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 812,676,992
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,809,986
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 812,676,992
Total number of portfolio holdings	57
Total advisory fees paid	$ 4,809,986
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.50%
Amazon.com, Inc.	8.05%
Microsoft Corp.	7.09%
Apple, Inc.	6.31%
Meta Platforms, Inc., Class A	5.15%
Broadcom, Inc.	4.03%
Alphabet, Inc., Class C	3.52%
Netflix, Inc.	2.70%
ServiceNow, Inc.	2.30%
KKR & Co., Inc., Class A	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.50%
Amazon.com, Inc.	8.05%
Microsoft Corp.	7.09%
Apple, Inc.	6.31%
Meta Platforms, Inc., Class A	5.15%
Broadcom, Inc.	4.03%
Alphabet, Inc., Class C	3.52%
Netflix, Inc.	2.70%
ServiceNow, Inc.	2.30%
KKR & Co., Inc., Class A	2.25%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective on or about April 30, 2025, the name of the Fund and all references thereto will change from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.

Material Fund Change Name [Text Block]	Effective on or about April 30, 2025, the name of the Fund and all references thereto will change from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Capital Appreciation Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Capital Appreciation Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Capital Appreciation Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Capital Appreciation Fund (Series II)	$ 123	1.05% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could occur in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 33.82%. For the same time period, the Russell 1000
®
Growth Index returned 33.36%. The Fund outperformed the Russell 1000
®
Growth Index mainly as a result of stock selection in the health care, industrials, and communication services sectors. Weaker stock selection in the information technology and consumer discretionary sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
Amazon.com, Inc. |
Amazon reported strong profits driven by its Amazon Web Services division, which we believe continued to be well positioned for growth at the end of the period.
What detracted from performance?
MongoDB, Inc.
|
MongoDB gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.
ASML Holding N.V. |
ASML detracted from the Fund’s performance due to investor concerns about the potential impact on its business from US government restrictions on chip sales to China. The Fund’s positions in ASML were sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Capital Appreciation Fund (Series II)	33.82%	15.76%	12.97%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Service shares of Oppenheimer International Growth Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 812,676,992
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 4,809,986
Investment Company, Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 812,676,992
Total number of portfolio holdings	57
Total advisory fees paid	$ 4,809,986
Portfolio turnover rate	58%

Holdings [Text Block]
What Comprise
d
The Fund's Holding
s
?
(as of December
31
, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.50%
Amazon.com, Inc.	8.05%
Microsoft Corp.	7.09%
Apple, Inc.	6.31%
Meta Platforms, Inc., Class A	5.15%
Broadcom, Inc.	4.03%
Alphabet, Inc., Class C	3.52%
Netflix, Inc.	2.70%
ServiceNow, Inc.	2.30%
KKR & Co., Inc., Class A	2.25%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	10.50%
Amazon.com, Inc.	8.05%
Microsoft Corp.	7.09%
Apple, Inc.	6.31%
Meta Platforms, Inc., Class A	5.15%
Broadcom, Inc.	4.03%
Alphabet, Inc., Class C	3.52%
Netflix, Inc.	2.70%
ServiceNow, Inc.	2.30%
KKR & Co., Inc., Class A	2.25%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The
Past
Yea
r
?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Effective on or about April 30, 2025, the name of the Fund and all references thereto will change from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.

Material Fund Change Name [Text Block]	Effective on or about April 30, 2025, the name of the Fund and all references thereto will change from Invesco V.I. Capital Appreciation Fund to Invesco V.I. Discovery Large Cap Fund and the Fund will adopt a non-fundamental policy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of "large-cap" issuers, and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund's investment objective will not change and the changes will not materially impact the way the Fund is managed.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Comstock Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Comstock Fund (Series I)	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ending December 31, 2024, US equity indices experienced strong returns. The US economy remained resilient during the period as data suggested the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence (AI), communication services and information technology had strong returns, while materials and health care lagged.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 15.18%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in communication services, industrials and materials, while relative returns were partially offset by stock selection in health care, information technology and consumer staples.
What contributed to performance?
Communication Services |
Favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year. Meta Platforms stock surged significantly in 2024 due to strong revenue growth, mostly in advertisement revenue, and successful advancements in AI and augmented reality technologies.
Industrials |
Performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton and Emerson Electric were key contributors to relative returns. Johnson Controls International reported strong organic sales growth, robust margin expansion, and a record backlog driven by high demand in data centers. Electrical equipment stocks like Eaton and Emerson Electric performed well in 2024 due to strong order growth, robust backlog, and successful execution of strategic initiatives.
Materials |
Performance was driven by stock selection in containers/packaging and the lack of exposure to metals and mining stocks. International Paper was a key relative contributor, outperforming the sector and the Russell 1000
®
Value Index for the period. International Paper stock benefited due to strategic restructuring, cost reductions, and successful optimization of their box plant operations.
What detracted from performance?
Health Care
|
Some of the largest detractors in health care were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.
Information Technology (IT) |
Stock selection in IT services company DXC Technology and within semiconductors Intel and NXP Semiconductors were key detractors. DXC Technology underperformed in 2024 due to challenges in sales execution, integration issues, and delays in achieving intended strategic results. Semiconductors not related to AI, such as Intel and NXP Semiconductors, underperformed in 2024 due to competitive disadvantages, production delays, and a weak automotive market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Comstock Fund (Series I)	15.18%	11.59%	9.49%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,427,947,821
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 8,155,886
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 1,427,947,821
Total number of portfolio holdings	94
Total advisory fees paid	$ 8,155,886
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund'
s
H
olding
s
?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.19%
Microsoft Corp.	2.66%
Alphabet, Inc., Class A	2.32%
Cisco Systems, Inc.	2.25%
Meta Platforms, Inc., Class A	2.08%
Johnson Controls International PLC	1.92%
State Street Corp.	1.91%
Philip Morris International, Inc.	1.88%
Chevron Corp.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.19%
Microsoft Corp.	2.66%
Alphabet, Inc., Class A	2.32%
Cisco Systems, Inc.	2.25%
Meta Platforms, Inc., Class A	2.08%
Johnson Controls International PLC	1.92%
State Street Corp.	1.91%
Philip Morris International, Inc.	1.88%
Chevron Corp.	1.88%
* Excluding money market fund holdings, if any.

Invesco V.I. Comstock Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Comstock Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Comstock Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Comstock Fund (Series II)	$ 109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ending December 31, 2024, US equity indices experienced strong returns. The US economy remained resilient during the period as data suggested the Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. Driven by investor demand for companies focusing on artificial intelligence (AI), communication services and information technology had strong returns, while materials and health care lagged.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 14.87%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in communication services, industrials and materials, while relative returns were partially offset by stock selection in health care, information technology and consumer staples.
What contributed to performance?
Communication Services |
Favorable performance came from Meta Platforms and Alphabet. Alphabet had substantial revenue growth in advertising and cloud services during the year. Meta Platforms stock surged significantly in 2024 due to strong revenue growth, mostly in advertisement revenue, and successful advancements in AI and augmented reality technologies.
Industrials |
Performance was mainly driven by stock selection in building products and electrical equipment. Johnson Controls International, Eaton and Emerson Electric were key contributors to relative returns. Johnson Controls International reported strong organic sales growth, robust margin expansion, and a record backlog driven by high demand in data centers. Electrical equipment stocks like Eaton and Emerson Electric performed well in 2024 due to strong order growth, robust backlog, and successful execution of strategic initiatives.
Materials |
Performance was driven by stock selection in containers/packaging and the lack of exposure to metals and mining stocks. International Paper was a key relative contributor, outperforming the sector and the Russell 1000
®
Value Index for the period. International Paper stock benefited due to strategic restructuring, cost reductions, and successful optimization of their box plant operations.
What detracted from performance?
Health Care
|
Some of the largest detractors in health care were in the managed health care and health care services segments. CVS Health underperformed due to high medical costs and high utilization in its health benefits segment. Elevance Health had higher-than-expected costs in its health benefits segment and expenses driven by its investments in growth.
Information Technology (IT) |
Stock selection in IT services company DXC Technology and within semiconductors Intel and NXP Semiconductors were key detractors. DXC Technology underperformed in 2024 due to challenges in sales execution, integration issues, and delays in achieving intended strategic results. Semiconductors not related to AI, such as Intel and NXP Semiconductors, underperformed in 2024 due to competitive disadvantages, production delays, and a weak automotive market.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Comstock Fund (Series II)	14.87%	11.31%	9.21%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,427,947,821
Holdings Count | Holding	94
Advisory Fees Paid, Amount	$ 8,155,886
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 1,427,947,821
Total number of portfolio holdings	94
Total advisory fees paid	$ 8,155,886
Portfolio turnover rate	19%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holding
s
*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.19%
Microsoft Corp.	2.66%
Alphabet, Inc., Class A	2.32%
Cisco Systems, Inc.	2.25%
Meta Platforms, Inc., Class A	2.08%
Johnson Controls International PLC	1.92%
State Street Corp.	1.91%
Philip Morris International, Inc.	1.88%
Chevron Corp.	1.88%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holding
s
*
(% of net assets)
Wells Fargo & Co.	3.26%
Bank of America Corp.	3.19%
Microsoft Corp.	2.66%
Alphabet, Inc., Class A	2.32%
Cisco Systems, Inc.	2.25%
Meta Platforms, Inc., Class A	2.08%
Johnson Controls International PLC	1.92%
State Street Corp.	1.91%
Philip Morris International, Inc.	1.88%
Chevron Corp.	1.88%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Equity Fund (Series I)	$ 91	0.81%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could take place in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 25.60%. For the same time period, the Russell 1000
®
Index returned 24.51%. The Fund outperformed the Russell 1000
®
Index mainly as a result of stock selection in the information technology, financials, and consumer staples sectors. Weaker stock selection in the consumer discretionary, energy, and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and NVIDIA's results for the period were aided by its public commentary that artificial intelligence-related demand remained strong and that it had a backlog of existing products and upcoming product launches.
Royal Carribean Cruises Ltd. |
Royal Caribbean benefited from a strengthening demand outlook for the cruise industry. The company, during the period, was well-positioned among its competitors in terms of earnings power and balance sheet quality.
What detracted from performance?
Aptiv PLC
|
Aptiv, an automotive technology company, underperformed as it dealt with near-term changes in its customer and product mix along with a challenging global auto outlook that acted as headwinds to growth.
Prologis, Inc. |
Prologis, a real estate logistics company, underperformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of sign ifica
nt new supply in a few key markets, most notably Southern California.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Equity Fund (Series I)	25.60%	12.35%	9.42%
Russell 1000® Index	24.51%	14.28%	12.87%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 772,275,894
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 4,489,616
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 772,275,894
Total number of portfolio holdings	73
Total advisory fees paid	$ 4,489,616
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holding
s
?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.21%
NVIDIA Corp.	7.01%
Apple, Inc.	6.17%
Amazon.com, Inc.	4.85%
Meta Platforms, Inc., Class A	3.40%
JPMorgan Chase & Co.	2.68%
Broadcom, Inc.	2.66%
Alphabet, Inc., Class A	2.58%
Eli Lilly and Co.	1.91%
Salesforce, Inc.	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.21%
NVIDIA Corp.	7.01%
Apple, Inc.	6.17%
Amazon.com, Inc.	4.85%
Meta Platforms, Inc., Class A	3.40%
JPMorgan Chase & Co.	2.68%
Broadcom, Inc.	2.66%
Alphabet, Inc., Class A	2.58%
Eli Lilly and Co.	1.91%
Salesforce, Inc.	1.87%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Equity Fund (Series II)	$ 119	1.06%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing could take place in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 25.29%. For the same time period, the Russell 1000
®
Index returned 24.51%. The Fund outperformed the Russell 1000
®
Index mainly as a result of stock selection in the information technology, financials, and consumer staples sectors. Weaker stock selection
in the consumer discretionary, energy, and real estate sectors partially offset these results.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and NVIDIA's results for the period were aided by its public commentary that artificial intelligence-related demand remained strong and that it had a backlog of existing products and upcoming product launches.
Royal Carribean Cruises Ltd. |
Royal Caribbean benefited from a strengthening demand outlook for the cruise industry. The company, during the period, was well-positioned among its competitors in terms of earnings power and balance sheet quality.
What detracted from performance?
Aptiv PLC
|
Aptiv, an automotive technology company, underperformed as it dealt with near-term changes in its customer and product mix along with a challenging global auto outlook that acted as headwinds to growth.
Prologis, Inc. |
Prologis, a real estate logistics company, unde
rp
erformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of significant new supply in a few key markets, most notably Southern California.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Equity Fund (Series II)	25.29%	12.07%	9.15%
Russell 1000 ® Index	24.51%	14.28%	12.87%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 772,275,894
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 4,489,616
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 772,275,894
Total number of portfolio holdings	73
Total advisory fees paid	$ 4,489,616
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.21%
NVIDIA Corp.	7.01%
Apple, Inc.	6.17%
Amazon.com, Inc.	4.85%
Meta Platforms, Inc., Class A	3.40%
JPMorgan Chase & Co.	2.68%
Broadcom, Inc.	2.66%
Alphabet, Inc., Class A	2.58%
Eli Lilly and Co.	1.91%
Salesforce, Inc.	1.87%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Microsoft Corp.	7.21%
NVIDIA Corp.	7.01%
Apple, Inc.	6.17%
Amazon.com, Inc.	4.85%
Meta Platforms, Inc., Class A	3.40%
JPMorgan Chase & Co.	2.68%
Broadcom, Inc.	2.66%
Alphabet, Inc., Class A	2.58%
Eli Lilly and Co.	1.91%
Salesforce, Inc.	1.87%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Plus Bond Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Plus Bond Fund (Series I)	$ 60	0.59% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 3.06%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Investment grade corporates |
Security selection in the banking sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt |
Overweights in securitized debt, particularly asset-backed securities (ABS), collateralized mortgage obligations (CMO), and commercial mortgage-backed securities (CMBS), contributed to relative performance, underpinned by attractive valuations and solid technicals.
What detracted from performance?
Treasuries
|
Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative performance due to an elevated rates environment.
Mortgage-backed securities |
Sec
urity selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Plus Bond Fund (Series I)	3.06%	0.38%	2.25%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 148,380,952
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 432,282
Investment Company, Portfolio Turnover	419.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 148,380,952
Total number of portfolio holdings	1,287
Total advisory fees paid	$ 432,282
Portfolio turnover rate	419%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31,
2024
)
Top ten holdings*
(% of net assets)
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.94%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.61%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055	4.11%
U.S. Treasury Bonds, 4.25%, 08/15/2054	2.68%
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055	2.03%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	1.71%
U.S. Treasury Notes, 4.38%, 12/31/2029	1.65%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	1.40%
U.S. Treasury Notes, 4.25%, 12/31/2026	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.94%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.61%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055	4.11%
U.S. Treasury Bonds, 4.25%, 08/15/2054	2.68%
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055	2.03%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	1.71%
U.S. Treasury Notes, 4.38%, 12/31/2029	1.65%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	1.40%
U.S. Treasury Notes, 4.25%, 12/31/2026	1.27%
* Excluding money market fund holdings, if any.

Invesco V.I. Core Plus Bond Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Core Plus Bond Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Core Plus Bond Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Core Plus Bond Fund (Series II)	$ 85	0.84% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the corporate bond market benefited from a continuing disinflation trend and resilient economic growth supporting corporate fundamentals, leading to tightening credit spreads. Because the Fund holds predominantly corporate bonds, it benefited from this broader market environment.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 2.72%. For the same time period, the Bloomberg U.S. Aggregate Bond Index returned 1.25%.
What contributed to performance?
Investment grade corporates |
Security selection in the banking sub-sector contributed to relative performance. Strong corporate fundamentals anchored US investment grade credit, the yield backdrop appeared attractive, and a lower average dollar price of bonds across the index presented discounted buying opportunities, and enhanced downside protection for bondholders.
Securitized debt |
Overweights in securitized debt, particularly asset-backed securities (ABS), collateralized mortgage obligations (CMO), and commercial mortgage-backed securities (CMBS), contributed to relative performance, underpinned by attractive valuations and solid technicals.
What detracted from performance?
Treasuries
|
Selection within Treasuries, particularly in longer-maturity Treasury bonds, detracted from relative performance due to an elevated rates environment.
Mortgage-backed securities |
Security selection in mortgage-backed securities, particularly to conventional 30-year fixed mortgages, detracted from relative performance due to an elevated rates environment.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Core Plus Bond Fund (Series II)	2.72%	0.08%	1.98%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 148,380,952
Holdings Count | Holding	1,287
Advisory Fees Paid, Amount	$ 432,282
Investment Company, Portfolio Turnover	419.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 148,380,952
Total number of portfolio holdings	1,287
Total advisory fees paid	$ 432,282
Portfolio turnover rate	419%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.94%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.61%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055	4.11%
U.S. Treasury Bonds, 4.25%, 08/15/2054	2.68%
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055	2.03%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	1.71%
U.S. Treasury Notes, 4.38%, 12/31/2029	1.65%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	1.40%
U.S. Treasury Notes, 4.25%, 12/31/2026	1.27%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.94%
U.S. Treasury Notes, 4.25%, 11/15/2034	4.61%
Uniform Mortgage-Backed Securities, TBA, 5.50%, 01/01/2055	4.11%
U.S. Treasury Bonds, 4.25%, 08/15/2054	2.68%
U.S. Treasury Bonds, 4.63%, 11/15/2044	2.07%
Uniform Mortgage-Backed Securities, TBA, 3.50%, 01/01/2055	2.03%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	1.71%
U.S. Treasury Notes, 4.38%, 12/31/2029	1.65%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	1.40%
U.S. Treasury Notes, 4.25%, 12/31/2026	1.27%
* Excluding money market fund holdings, if any.

Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	$ 96	0.86%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rates several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 24.23%. For the same time period, the Russell Midcap
®
Growth Index returned 22.10%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and communication services sectors. Weaker stock selection in the information technology and financials sectors partially offset these results.
What contributed to performance?
Targa Resources Corp. |
Targa Resources provides midstream natural gas and natural gas liquid services. The company reported results that outperformed expectations and found incremental growth opportunities surrounding its Permian-centric footprint.
Axon Enterprise, Inc. |
Axon Enterprise is a leading provider of products and services for military and law enforcement. The company continued to post strong orders, revenues and profitability above consensus estimates.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company offering glucose monitoring systems. During the period, management reported disappointing financial results and lowered earnings guidance for the first time in years. The Fund’s positions in DexCom were sold during the fiscal year.
MongoDB, Inc. |
MongoDB has gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Mid Cap Growth Fund (Series I)	24.23%	10.21%	11.57%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective
April 26, 2024
, the Fund changed its broad-based securities market benchmark from the Russell Midcap
®
Growth Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 965,670,046
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 6,221,861
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 965,670,046
Total number of portfolio holdings	83
Total advisory fees paid	$ 6,221,861
Portfolio turnover rate	97%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.69%
Targa Resources Corp.	2.43%
Trade Desk, Inc. (The), Class A	2.41%
Hilton Worldwide Holdings, Inc.	2.39%
GoDaddy, Inc., Class A	2.15%
Axon Enterprise, Inc.	2.13%
Quanta Services, Inc.	2.09%
HubSpot, Inc.	2.05%
Datadog, Inc., Class A	1.94%
Deckers Outdoor Corp.	1.84%
* Excluding money market fund ho ld ings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.69%
Targa Resources Corp.	2.43%
Trade Desk, Inc. (The), Class A	2.41%
Hilton Worldwide Holdings, Inc.	2.39%
GoDaddy, Inc., Class A	2.15%
Axon Enterprise, Inc.	2.13%
Quanta Services, Inc.	2.09%
HubSpot, Inc.	2.05%
Datadog, Inc., Class A	1.94%
Deckers Outdoor Corp.	1.84%
* Excluding money market fund ho ld ings, if any.

Material Fund Change [Text Block]
How Has The Fund Cha
n
ged Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Discovery Mid Cap Growth Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Discovery Mid Cap Growth Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	$ 124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained
resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rates several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 23.92%. For the same time period, the Russell Midcap
®
Growth Index returned 22.10%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and communication services sectors. Weaker stock selection in the information technology and financials sectors partially offset these results.
What contributed to performance?
Targa Resources Corp. |
Targa Resources provides midstream natural gas and natural gas liquid services. The company reported results that outperformed expectations and found incremental growth opportunities surrounding its Permian-centric footprint.
Axon Enterprise, Inc. |
Axon Enterprise is a leading provider of products and services for military and law enforcement. The company continued to post strong orders, revenues and profitability above consensus estimates.
What detracted from performance?
DexCom, Inc.
|
DexCom is a medical device company offering glucose monitoring systems. During the period, management reported disappointing financial results and lowered earnings guidance for the first time in years. The Fund’s positions in DexCom were sold during the fiscal year.
MongoDB, Inc. |
MongoDB has gained share in the large database software market but reported underwhelming results that saw slower new customer additions and growth within its installed base than expected. The Fund’s positions in MongoDB were sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Discovery Mid Cap Growth Fund (Series II)	23.92%	9.92%	11.29%
Russell Midcap ® Growth Index	22.10%	11.47%	11.54%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell Midcap
®
Growth Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 965,670,046
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 6,221,861
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 965,670,046
Total number of portfolio holdings	83
Total advisory fees paid	$ 6,221,861
Portfolio turnover rate	97%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.69%
Targa Resources Corp.	2.43%
Trade Desk, Inc. (The), Class A	2.41%
Hilton Worldwide Holdings, Inc.	2.39%
GoDaddy, Inc., Class A	2.15%
Axon Enterprise, Inc.	2.13%
Quanta Services, Inc.	2.09%
HubSpot, Inc.	2.05%
Datadog, Inc., Class A	1.94%
Deckers Outdoor Corp.	1.84%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Ares Management Corp., Class A	2.69%
Targa Resources Corp.	2.43%
Trade Desk, Inc. (The), Class A	2.41%
Hilton Worldwide Holdings, Inc.	2.39%
GoDaddy, Inc., Class A	2.15%
Axon Enterprise, Inc.	2.13%
Quanta Services, Inc.	2.09%
HubSpot, Inc.	2.05%
Datadog, Inc., Class A	1.94%
Deckers Outdoor Corp.	1.84%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023.
For
more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023.
For
more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Diversified Dividend Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Diversified Dividend Fund (Series I)	$ 75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the US equity markets saw significant milestones, including the S&P 500
®
Index surpassing 5,000 in February, driven by a strong economy and labor market, but faced fluctuations due to persistent inflation and delayed interest rate cuts by the Federal Reserve. Despite positive corporate earnings and gains in artificial intelligence (AI)-related stocks, the market experienced pressure from sticky inflation, geopolitical tensions, and high US debt levels, while fixed income markets suffered as yields rose. In this environment, the Fund delivered a positive return but underperformed the Russell 1000
®
Value Index. On a relative basis, the leading detractors included stock selection in the health care, energy, and real estate sectors. Stock selection in the information technology, consumer staples, and materials sectors contributed the most to relative performance.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 13.22%. For the same time period, the Russell 1000
®
Value Index returned 14.37%.
What contributed to performance?
Walmart, Inc. |
Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
JPMorgan Chase & Co. |
Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
What detracted from performance?
ConocoPhillips
|
ConocoPhillips' share price declined during the fiscal year driven by lower oil prices and the announcement of the acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks had resumed by the end of the period.
Prologis, Inc. |
Prologis, a real estate logistics company, struggled against negative investor sentiment stemming from macroeconomic uncertainty, fluctuating interest rates, geopolitical concerns, the election outcome and environmental disasters that caused tenants to delay leasing decisions.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Diversified Dividend Fund (Series I)	13.22%	7.64%	7.83%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 443,872,833
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,180,809
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 443,872,833
Total number of portfolio holdings	81
Total advisory fees paid	$ 2,180,809
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.28%
Walmart, Inc.	3.24%
UnitedHealth Group, Inc.	2.67%
Johnson & Johnson	2.32%
ConocoPhillips	2.29%
Chevron Corp.	2.24%
Philip Morris International, Inc.	2.19%
Lowe's Cos., Inc.	2.17%
McDonald's Corp.	2.14%
PNC Financial Services Group, Inc. (The)	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.28%
Walmart, Inc.	3.24%
UnitedHealth Group, Inc.	2.67%
Johnson & Johnson	2.32%
ConocoPhillips	2.29%
Chevron Corp.	2.24%
Philip Morris International, Inc.	2.19%
Lowe's Cos., Inc.	2.17%
McDonald's Corp.	2.14%
PNC Financial Services Group, Inc. (The)	2.02%
* Excluding money market fund holdings, if any.

Invesco V.I. Diversified Dividend Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Diversified Dividend Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Diversified Dividend Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Diversified Dividend Fund (Series II)	$ 101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the US equity markets saw significant milestones, including the S&P 500
®
Index surpassing 5,000 in February, driven by a strong economy and labor market, but faced fluctuations due to persistent inflation and delayed interest rate cuts by the Federal Reserve. Despite positive corporate earnings and gains in artificial intelligence (AI)-related stocks, the market experienced pressure from sticky inflation, geopolitical tensions, and high US debt levels, while fixed income markets suffered as yields rose. In this environment, the Fund delivered a positive return but underperformed the Russell 1000
®
Value Index. On a relative basis, the leading detractors included stock selection in the health care, energy, and real estate sectors. Stock selection in the information technology, consumer staples, and materials sectors contributed the most to relative performance.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 12.96%. For the same time period, the Russell 1000
®
Value Index returned 14.37%.
What contributed to performance?
Walmart, Inc. |
Walmart benefited from pricing rollbacks and an expanding customer base as consumers across income cohorts gravitated toward convenience. The discount retailer made great progress on ecommerce profitability, driven by scale efficiencies, automation and generative AI.
JPMorgan Chase & Co. |
Shares of JPMorgan Chase rose along with the financial sector in general during the fiscal year. Management reported strong earnings during the period and were buoyed by the election results, which contributed to momentum late in the period.
What detracted from performance?
ConocoPhillips
|
ConocoPhillips' share price declined during the fiscal year driven by lower oil prices and the announcement of the acquisition of Marathon Oil. For the six months while the acquisition was pending, the company was required to temporarily pause their capital allocation plans toward share buybacks. However, the deal closed in the fourth quarter of 2024 and share buybacks had resumed by the end of the period.
Prologis, Inc. |
Prologis, a real estate logistics company, struggled against negative investor sentiment stemming from macroeconomic uncertainty, fluctuating interest rates, geopolitical concerns, the election outcome and environmental disasters that caused tenants to delay leasing decisions.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Diversified Dividend Fund (Series II)	12.96%	7.37%	7.57%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 443,872,833
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,180,809
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 443,872,833
Total number of portfolio holdings	81
Total advisory fees paid	$ 2,180,809
Portfolio turnover rate	46%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.28%
Walmart, Inc.	3.24%
UnitedHealth Group, Inc.	2.67%
Johnson & Johnson	2.32%
ConocoPhillips	2.29%
Chevron Corp.	2.24%
Philip Morris International, Inc.	2.19%
Lowe's Cos., Inc.	2.17%
McDonald's Corp.	2.14%
PNC Financial Services Group, Inc. (The)	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.28%
Walmart, Inc.	3.24%
UnitedHealth Group, Inc.	2.67%
Johnson & Johnson	2.32%
ConocoPhillips	2.29%
Chevron Corp.	2.24%
Philip Morris International, Inc.	2.19%
Lowe's Cos., Inc.	2.17%
McDonald's Corp.	2.14%
PNC Financial Services Group, Inc. (The)	2.02%
* Excluding money market fund holdings, if any.

Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	$ 36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
The Fund seeks to track the investment results (before fees and expenses) of the S&P 500
®
Equal Weight Index (the “Index”).
•
For the fiscal year ended December 31, 2024, Series I share of the Fund returned 12.71%. For the same time period, the S&P 500
®
Equal Weight Index returned 13.01%. The Fund differed from the return of the Index primarily due to fees and expenses incurred by the fund during the period.
What contributed to performance?
Sector Allocations
|
Financials sector, followed by the industrials and information technology sectors, respectively.
Positions |
NVIDIA Corp., an information technology company, and United Airlines, an industrials company.
What detracted from performance?
Sector Allocations
|
Consumer staples, followed by materials.
Positions |
Super Micro Computer, Inc., an information technology company, and
Walgreens
Boots Alliance, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)	12.71%	10.48%	9.92%
S&P 500 ® Equal Weight Index	13.01%	10.76%	10.26%
S&P 500 ® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 480,926,019
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 584,576
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 480,926,019
Total number of portfolio holdings	508
Total advisory fees paid	$ 584,576
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The Fund's
Holdings
?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Broadcom, Inc.	0.26%
Darden Restaurants, Inc.	0.23%
Jabil, Inc.	0.22%
Boeing Co. (The)	0.22%
Centene Corp.	0.22%
Globe Life, Inc.	0.22%
Pfizer, Inc.	0.22%
Tapestry, Inc.	0.22%
Teradyne, Inc.	0.22%
Dollar Tree, Inc.	0.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Broadcom, Inc.	0.26%
Darden Restaurants, Inc.	0.23%
Jabil, Inc.	0.22%
Boeing Co. (The)	0.22%
Centene Corp.	0.22%
Globe Life, Inc.	0.22%
Pfizer, Inc.	0.22%
Tapestry, Inc.	0.22%
Teradyne, Inc.	0.22%
Dollar Tree, Inc.	0.22%
* Excluding money market fund holdings, if any.

Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equally-Weighted S&P 500 Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equally-Weighted S&P 500 Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	$ 63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities benefited from investment themes levered to artificial intelligence technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.

•

The Fund seeks to track the investment results (before fees and expenses) of the S&P 500
®

Equal Weight Index (the “Index”).
• For the fiscal year ended December 31, 2024, Series II share of the Fund returned 12.42%. For the same time period, the S&P 500
®
Equal Weight Index returned 13.01%. The Fund differed from the return of the Index primarily due to fees and expenses incurred by the fund during the period.
What contributed to performance?
Sector Allocations |
Financials sector, followed by the industrials and information technology sectors, respectively.
Positions |

NVIDIA Corp., an information technology company, and United Airlines, an industrials company.
What detracted from performance?
Sector Allocations

|

Consumer staples, followed by materials.
Positions |

Super Micro Computer, Inc., an information technology company, and Walgreens Boots
Alliance
, Inc., a consumer staples company.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)	12.42%	10.20%	9.65%
S&P 500® Equal Weight Index	13.01%	10.76%	10.26%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Amount includes the effect of the Invesco Advisers, Inc. pay-in for an economic loss as a result of a delay in rebalancing to the Underlying Index that occurred on April 24, 2020. Had the pay-in not been made, the total return would have been lower.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 480,926,019
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 584,576
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 480,926,019
Total number of portfolio holdings	508
Total advisory fees paid	$ 584,576
Portfolio turnover rate	26%

Holdings [Text Block]
What Comprised The
Fund's
Holdings?
(as of
December
31, 2024)
Top ten holdings*
(% of net assets)
Broadcom, Inc.	0.26%
Darden Restaurants, Inc.	0.23%
Jabil, Inc.	0.22%
Boeing Co. (The)	0.22%
Centene Corp.	0.22%
Globe Life, Inc.	0.22%
Pfizer, Inc.	0.22%
Tapestry, Inc.	0.22%
Teradyne, Inc.	0.22%
Dollar Tree, Inc.	0.22%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Broadcom, Inc.	0.26%
Darden Restaurants, Inc.	0.23%
Jabil, Inc.	0.22%
Boeing Co. (The)	0.22%
Centene Corp.	0.22%
Globe Life, Inc.	0.22%
Pfizer, Inc.	0.22%
Tapestry, Inc.	0.22%
Teradyne, Inc.	0.22%
Dollar Tree, Inc.	0.22%
* Excluding money market fund holdings, if any.

Invesco V.I. Equity and Income Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equity and Income Fund (Series I)	$ 60	0.57%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 12.12%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund underperformed the Russell 1000
®
Value Index for the period. Underperformance was primarily due to holdings in fixed income instruments and convertible securities. From an equity perspective, drivers of Fund performance were mainly stock-specific. Stock selection in industrials and energy detracted from relative returns. Stock selection in consumer discretionary and communication services aided relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
Intel Corp.
|
In August, the chipmaker reported much weaker than expected quarterly results as revenues declined and earnings were below expectations. The company also offered weaker guidance going forward, and the stock fell sharply on the news. We sold our position during the third quarter.
Microchip Technology, Inc. |
The chipmaker reported a steep drop in year-over-year revenue and lowered its future guidance due to falling sales. We continued to hold our position in the stock at year end, as we believe an inflection in demand could push the stock higher.
Convertible securities and fixed income instruments |
The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000
®
Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equity and Income Fund (Series I)	12.12%	8.38%	7.36%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	(0.21) %	1.50%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

Russell 1000
®
Value Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,366,960,034
Holdings Count | Holding	1,229
Advisory Fees Paid, Amount	$ 4,898,987
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 1,366,960,034
Total number of portfolio holdings	1,229
Total advisory fees paid	$ 4,898,987
Portfolio turnover rate	131%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.61%
U.S. Treasury Notes, 4.00%, 12/15/2027	2.22%
Bank of America Corp.	2.14%
U.S. Treasury Notes, 4.25%, 12/31/2026	2.08%
Amazon.com, Inc.	1.88%
U.S. Treasury Notes, 4.50%, 12/31/2031	1.62%
Alphabet, Inc., Class A	1.55%
Johnson Controls International PLC	1.37%
Parker-Hannifin Corp.	1.34%
Exxon Mobil Corp.	1.29%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.61%
U.S. Treasury Notes, 4.00%, 12/15/2027	2.22%
Bank of America Corp.	2.14%
U.S. Treasury Notes, 4.25%, 12/31/2026	2.08%
Amazon.com, Inc.	1.88%
U.S. Treasury Notes, 4.50%, 12/31/2031	1.62%
Alphabet, Inc., Class A	1.55%
Johnson Controls International PLC	1.37%
Parker-Hannifin Corp.	1.34%
Exxon Mobil Corp.	1.29%
* Excluding money market fund holdings, if any.

Invesco V.I. Equity and Income Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Equity and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Equity and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Equity and Income Fund (Series II)	$ 87	0.82%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity indices experienced strong returns. The US economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 11.91%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund underperformed the Russell 1000
®
Value Index for the period. Underperformance was primarily due to holdings in fixed income instruments and convertible securities. From an equity perspective, drivers of Fund performance were mainly stock-specific. Stock selection in industrials and energy detracted from relative returns. Stock selection in consumer discretionary and communication services aided relative returns.
• The Fund underperformed the Russell 1000
®
Value Index for the period. Underperformance was primarily due to holdings in fixed income instruments and convertible securities. From an equity perspective, drivers of fund performance were mainly stock-specific. However, stock selection in industrials and energy detracted from relative returns. Stock selection in consumer discretionary and communication services aided relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
Intel Corp.
|
In August, the chipmaker reported much weaker than expected quarterly results as revenues declined and earnings were below expectations. The company also offered weaker guidance going forward, and the stock fell sharply on the news. We sold our position during the third quarter.
Microchip Technology, Inc. |
The chipmaker reported a steep drop in year-over-year revenue and lowered its future guidance due to falling sales. We continued to hold our position in the stock at year end, as we believe an inflection in demand could push the stock higher.
Convertible securities and fixed income instruments |
The Fund holds high grade bonds and convertible securities as a source of income and to help provide a measure of stability in volatile markets. The Fund’s holdings in these securities lagged the Russell 1000
®
Value Index and detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Equity and Income Fund (Series II)	11.91%	8.12%	7.09%
Russell 1000® Value Index	14.37%	8.68%	8.49%
Bloomberg U.S. Government/Credit Index	1.18%	(0.21) %	1.50%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

Russell 1000
®
Value Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,366,960,034
Holdings Count | Holding	1,229
Advisory Fees Paid, Amount	$ 4,898,987
Investment Company, Portfolio Turnover	131.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 1,366,960,034
Total number of portfolio holdings	1,229
Total advisory fees paid	$ 4,898,987
Portfolio turnover rate	131%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.61%
U.S. Treasury Notes, 4.00%, 12/15/2027	2.22%
Bank of America Corp.	2.14%
U.S. Treasury Notes, 4.25%, 12/31/2026	2.08%
Amazon.com, Inc.	1.88%
U.S. Treasury Notes, 4.50%, 12/31/2031	1.62%
Alphabet, Inc., Class A	1.55%
Johnson Controls International PLC	1.37%
Parker-Hannifin Corp.	1.34%
Exxon Mobil Corp.	1.29%
* Excluding money market fund holdings, if any.
Security type allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	2.61%
U.S. Treasury Notes, 4.00%, 12/15/2027	2.22%
Bank of America Corp.	2.14%
U.S. Treasury Notes, 4.25%, 12/31/2026	2.08%
Amazon.com, Inc.	1.88%
U.S. Treasury Notes, 4.50%, 12/31/2031	1.62%
Alphabet, Inc., Class A	1.55%
Johnson Controls International PLC	1.37%
Parker-Hannifin Corp.	1.34%
Exxon Mobil Corp.	1.29%
* Excluding money market fund holdings, if any.

Invesco V.I. EQV International Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. EQV International Equity Fund (Series I)	$ 92	0.92%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the megacap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 0.62%, lagging the MSCI ACWI ex USA
®
Index return of 5.53%. The Fund's relative underperformance for the fiscal year was primarily driven by stock selection in sectors including consumer staples, financials, and industrials; and geographical regions including Japan, France and China. Overweights in consumer staples and France and underweights in financials and China hampered relative results as well.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) |
A Taiwan-based semiconductor company. The company benefited from strong AI demand that led to higher-than expected utilization of 3- and 5-nanometer process chips, which pushed gross profit margins higher than expected. The company showed the ability to raise prices due to its technological leadership, thus increasing its dominance over rivals and taking the majority of market share in AI chips.
Broadcom, Inc. |
A US semiconductor and computer software company. Broadcom’s growth outlook continued to improve due to expanding AI demand and the expected addition of new customers. Margins were also better than expected.
Celestica, Inc. |
A Canada-based electronics manufacturing services (EMS) company. Celestica benefited from accelerating demand for its network switches and hardware products, led by AI-centered datacenter growth and hyperscalers’ capital expenditure plans.
What detracted from performance?
Wal-Mart de Mexico S.A.B. de C.V. (Walmex)
|
A Mexico-based retailer. An unexpected CEO change and a broad sell-off in Mexico’s equity market following the June presidential and congressional elections led to a pullback in the company’s share price. However, we believe Walmex’s overall fundamentals remained strong at period end, underpinned by market share gains and robust ecommerce growth.
Samsung Electronics Co. Ltd. |
A South Korea-based global leader in memory semiconductors, smartphones, electronic displays and other products. Memory semiconductor prices have temporarily declined due to weaker smartphone and PC demand, as well as increased supply of dynamic random-access memory (DRAM) from China. There also was a delay in lucrative orders from NVIDIA (not a Fund holding) in the US.
STMicroelectronics N.V. |
A large European semiconductor chipmaker. The company's shares lagged due to challenges in automotive and industrial end markets. At period end, we continued to believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remained exposed to long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. EQV International Equity Fund (Series I)	0.62%	3.23%	4.36%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,136,186,316
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 8,728,787
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 1,136,186,316
Total number of portfolio holdings	74
Total advisory fees paid	$ 8,728,787
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Ho
l
dings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.71%
Investor AB, Class B	3.19%
RELX PLC	2.85%
RB Global, Inc.	2.24%
Broadcom, Inc.	2.22%
Novo Nordisk A/S, Class B	2.21%
Schneider Electric SE	2.19%
Aristocrat Leisure Ltd.	2.11%
CRH PLC	2.09%
HDFC Bank Ltd., ADR	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.71%
Investor AB, Class B	3.19%
RELX PLC	2.85%
RB Global, Inc.	2.24%
Broadcom, Inc.	2.22%
Novo Nordisk A/S, Class B	2.21%
Schneider Electric SE	2.19%
Aristocrat Leisure Ltd.	2.11%
CRH PLC	2.09%
HDFC Bank Ltd., ADR	2.08%
* Excluding money market fund holdings, if any.

Invesco V.I. EQV International Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. EQV International Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. EQV International Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. EQV International Equity Fund (Series II)	$ 117	1.17%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the megacap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government drove better sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 0.34%, lagging the MSCI ACWI ex USA
®
Index return of 5.53%. The Fund's relative underperformance for the fiscal year was primarily driven by stock selection in sectors including consumer staples, financials, and industrials; and geographical regions including Japan, France and China. Overweights in consumer staples and France and underweights in financials and China hampered relative results as well.
What contributed to performance?
Taiwan Semiconductor Manufacturing Co. Ltd. (TSMC) |
A Taiwan-based semiconductor company. The company benefited from strong AI demand that led to higher-than expected utilization of 3- and 5-nanometer process chips, which pushed gross profit margins higher than expected. The company showed the ability to raise prices due to its technological leadership, thus increasing its dominance over rivals and taking the majority of market share in AI chips.
Broadcom, Inc. |
A US semiconductor and computer software company. Broadcom’s growth outlook continued to improve due to expanding AI demand and the expected addition of new customers. Margins were also better than expected.
Celestica, Inc. |
A Canada-based electronics manufacturing services (EMS) company. Celestica benefited from accelerating demand for its network switches and hardware products, led by AI-centered datacenter growth and hyperscalers’ capital expenditure plans.
What detracted from performance?
Wal-Mart de Mexico S.A.B. de C.V. (Walmex)
|
A Mexico-based retailer. An unexpected CEO change and a broad sell-off in Mexico’s equity market following the June presidential and congressional elections led to a pullback in the company’s share price. However, we believe Walmex’s overall fundamentals remained strong at period end, underpinned by market share gains and robust ecommerce growth.
Samsung Electronics Co. Ltd. |
A South Korea-based global leader in memory semiconductors, smartphones, electronic displays and other products. Memory semiconductor prices have temporarily declined due to weaker smartphone and PC demand, as well as increased supply of dynamic random-access memory (DRAM) from China. There also was a delay in lucrative orders from NVIDIA (not a Fund holding) in the US.
STMicroelectronics N.V. |
A large European semiconductor chipmaker. The company's shares lagged due to challenges in automotive and industrial end markets. At period end, we continued to believe STMicroelectronics is a good quality semiconductor company that is going through a cyclical correction but remained exposed to long-term growth trends.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. EQV International Equity Fund (Series II)	0.34%	2.97%	4.10%
MSCI ACWI ex USA ® Index (Net)	5.53%	4.10%	4.80%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,136,186,316
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 8,728,787
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 1,136,186,316
Total number of portfolio holdings	74
Total advisory fees paid	$ 8,728,787
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.71%
Investor AB, Class B	3.19%
RELX PLC	2.85%
RB Global, Inc.	2.24%
Broadcom, Inc.	2.22%
Novo Nordisk A/S, Class B	2.21%
Schneider Electric SE	2.19%
Aristocrat Leisure Ltd.	2.11%
CRH PLC	2.09%
HDFC Bank Ltd., ADR	2.08%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.71%
Investor AB, Class B	3.19%
RELX PLC	2.85%
RB Global, Inc.	2.24%
Broadcom, Inc.	2.22%
Novo Nordisk A/S, Class B	2.21%
Schneider Electric SE	2.19%
Aristocrat Leisure Ltd.	2.11%
CRH PLC	2.09%
HDFC Bank Ltd., ADR	2.08%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Core Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Core Equity Fund (Series I)	$ 107	0.99%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.85%. For the same time period, the MSCI World Index
SM
(Net) returned 18.67%.
What contributed to performance?
3i Group PLC |
3i benefited from the strong performance of its pan-European discount retailer, Action, which we believe is well-positioned for further store expansion across Europe.
Broadcom, Inc. |
Broadcom's shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips, and early benefits from its acquisition of VMware.
What detracted from perfor
m
ance?
NVIDIA Corp.
|
The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. |
Samsung underperformed on apparent concerns that the memory chips cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for AI.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Core Equity Fund (Series I)	16.85%	7.85%	7.19%
MSCI World Index SM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 73,124,599
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 444,815
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 73,124,599
Total number of portfolio holdings	65
Total advisory fees paid	$ 444,815
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.58%
Amazon.com, Inc.	3.80%
Apple, Inc.	3.05%
3i Group PLC	3.00%
Mastercard, Inc., Class A	2.95%
Thermo Fisher Scientific, Inc.	2.87%
NVIDIA Corp.	2.79%
RELX PLC	2.61%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.58%
Amazon.com, Inc.	3.80%
Apple, Inc.	3.05%
3i Group PLC	3.00%
Mastercard, Inc., Class A	2.95%
Thermo Fisher Scientific, Inc.	2.87%
NVIDIA Corp.	2.79%
RELX PLC	2.61%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Pa
st
Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the U.S.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the U.S.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Core Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Core Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Core Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Core Equity Fund (Series II)	$ 134	1.24%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the US, enthusiasm around the artificial intelligence (AI) investment wave led to concentrated market leadership in the mega cap technology space, and to outperformance relative to non-US equities. Outside of the US, emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class. Conversely, potential trade policy risks related to the incoming US administration and a stronger US dollar spurred losses in Latin America.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 16.72%. For the same time period, the MSCI World Index
SM
(Net) returned 18.67%.
What contributed to performance?
3i Group PLC |
3i benefited from the strong performance of its pan-European discount retailer, Action, which we believe is well-positioned for further store expansion across Europe.
Broadcom, Inc. |
Broadcom's shares rose on strong operating results supported by accelerated demand for its AI-oriented data center chips, and early benefits from its acquisition of VMware.
What detracted from performance?
NVIDIA Corp.
|
The rise of AI has accelerated demand for NVIDIA's industry-leading datacenter computer chips. The Fund continued to hold shares in NVIDIA, but at an underweight position, which detracted from relative performance.
Samsung Electronics Co. Ltd. |
Samsung und
erp
erformed on apparent concerns that the memory chips cycle has begun to turn down. The company also continued to suffer from execution challenges in advanced high-bandwidth memory for
AI
.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Core Equity Fund (Series II)	16.72%	7.62%	6.93%
MSCI World Index SM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 73,124,599
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 444,815
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 73,124,599
Total number of portfolio holdings	65
Total advisory fees paid	$ 444,815
Portfolio turnover rate	56%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.58%
Amazon.com, Inc.	3.80%
Apple, Inc.	3.05%
3i Group PLC	3.00%
Mastercard, Inc., Class A	2.95%
Thermo Fisher Scientific, Inc.	2.87%
NVIDIA Corp.	2.79%
RELX PLC	2.61%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.35%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Microsoft Corp.	6.58%
Amazon.com, Inc.	3.80%
Apple, Inc.	3.05%
3i Group PLC	3.00%
Mastercard, Inc., Class A	2.95%
Thermo Fisher Scientific, Inc.	2.87%
NVIDIA Corp.	2.79%
RELX PLC	2.61%
Broadcom, Inc.	2.49%
O'Reilly Automotive, Inc.	2.35%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the U.S.

Material Fund Change Strategies [Text Block]	The Fund modified its principal investment strategies with respect to the amount of its net assets required to be invested in investments that are economically tied to countries other than the U.S.
Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Global Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Fund (Series I)	$ 89	0.82%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
Global equity markets rose strongly during the fiscal year ended De ce
mber 31, 2024. In the U.S., enthusiasm around the Artificial Intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-U.S. equities. The turn in the interest rate cycle late in the third quarter also caused high quality segments to underperform the wider market, particularly in the second half of the year. Outside of the U.S., emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.07%. For the same time period, the MSCI All Country World Growth Index (Net) returned 24.23%. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology and consumer discretionary sectors.
What contributed to performance?
Meta Platforms, Inc. |
In our opinion, during the period Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. |
Alphabet reported strong results from its Google Search, Google Cloud, and YouTube advertising platforms. In addition, Alphabet authorized a $10 billion annual divide
n
d and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms, and advanced AI infrastructure.
NVIDIA Corp. |
NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Adobe, Inc.
|
Adobe stands as a leading pioneer in digital creative and marketing tools, successfully transitioning into a thriving cloud platform with substantial scale, profits and growth. Adobe’s stock fell after providing revenue guidance that was lower than expected, causing investor concern about the sustainability of growth for 2025. We view generative AI as a long-term tailwind for the company, but the business may be more mature than we had originally thought.
LVMH Moet Hennessy Louis Vuitton SE |
LVMH, a leading luxury company with brands like Louis Vuitton and Sephora, has faced disappointing quarters due to a slowdown in luxury goods demand, particularly in China. Luxury has long been an important theme in our portfolio, as the tailwind of increasing affluence globally creates a powerful structural growth driver for companies in this area. We believe the company remains well-positioned for long-term growth due to its strong brand portfolio and global presence.
Atlas Copco AB |
Atlas Copco, a leading Swedish industrial company known for products like air compressors, maintains a strong competitive advantage, in our opinion, due to its dominance in the industry and size. Despite a mixed earnings announcement and weaker performance in its air compressor business, the company saw strong results from its vacuum pump business driven by semiconductor industry demand. We made no significant changes to our position during the period as our long-term investment thesis in the company remained intact.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Fund (Series I)	16.07%	9.48%	9.85%
MSCI All Country World Growth Index (Net)	24.23%	13.07%	11.88%
MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Global Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 2,063,557,466
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 13,279,778
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 2,063,557,466
Total number of portfolio holdings	64
Total advisory fees paid	$ 13,279,778
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The F
un
d's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.91%
Meta Platforms, Inc., Class A	8.88%
DLF Ltd.	4.62%
S&P Global, Inc.	4.27%
SAP SE	3.97%
Analog Devices, Inc.	3.95%
NVIDIA Corp.	3.75%
Marvell Technology, Inc.	3.64%
Visa, Inc., Class A	2.92%
Intuit, Inc.	2.87%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.91%
Meta Platforms, Inc., Class A	8.88%
DLF Ltd.	4.62%
S&P Global, Inc.	4.27%
SAP SE	3.97%
Analog Devices, Inc.	3.95%
NVIDIA Corp.	3.75%
Marvell Technology, Inc.	3.64%
Visa, Inc., Class A	2.92%
Intuit, Inc.	2.87%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Fund (Series II)	$ 115	1.07%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The
P
eriod?
•
Global equity markets rose strongly during the fiscal year ended December 31, 2024. In the U.S., enthusiasm around the Artificial Intelligence (AI) investment wave led to concentrated market leadership in the mega-cap technology space, and to outperformance relative to non-U.S. equities. The turn in the interest rate cycle late in the third quarter also caused high quality segments to underperform the wider market, particularly in the second half of the year. Outside of the U.S., emerging markets (EM) outperformed developed markets as news of fiscal stimulus by the Chinese government increased sentiment towards the EM asset class.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 15.78%. For the same time period, the MSCI All Country World Growth Index (Net) returned 24.23%. The Fund's underperformance for the fiscal year was primarily driven by weaker stock selection results in the information technology and consumer discretionary sectors.
What contributed to performance?
Meta Platforms, Inc. |
In our opinion, during the period Meta Platforms continued its leadership in social media advertising, excelling in user growth, engagement and monetization efficiency. Recent results showed strong network effects, drawing in a larger user base and boosting engagement, enabling Meta to sell more ads at elevated prices.
Alphabet, Inc. |
Alphabet reported strong results from its Google Search, Google Cloud, and YouTube advertising platforms. In addition, Alphabet authorized a $10 billion annual dividend and authorized $70 billion in share repurchases over the period. We believe the perceived risks to Google Search are exaggerated and that Alphabet stands to benefit from generative AI, with its vast data resources, a large user base across various platforms, and advanced AI infrastructure.
NVIDIA Corp. |
NVIDIA continues to capitalize on the surge in AI demand. We believe its comprehensive full-stack strategy and diverse product offerings, including the recent introduction of Blackwell chip architecture, promises substantial performance improvements, further solidifying its leading position.
What detracted from performance?
Adobe, Inc.
|
Adobe stands as a leading pioneer in digital creative and marketing tools, successfully transitioning into a thriving cloud platform with substantial scale, profits and growth. Adobe’s stock fell after providing revenue guidance that was lower than expected, causing investor concern about the sustainability of growth for 2025. We view generative AI as a long-term tailwind for the company, but the business may be more mature than we had originally thought.
LVMH Moet Hennessy Louis Vuitton SE |
LVMH, a leading luxury company with brands like Louis Vuitton and Sephora, has faced disappointing quarters due to a slowdown in luxury goods demand, particularly in China. Luxury has long been an important theme in our portfolio, as the tailwind of increasing affluence globally creates a powerful structural growth driver for companies in this area. We believe the company remains well-positioned for long-term growth due to its strong brand portfolio and global presence.
Atlas Copco AB |
Atlas Copco, a leading Swedish industrial company known for products like air compressors, maintains a strong competitive advantage, in our opinion, due to its dominance in the industry and size. Despite a mixed earnings announcement and weaker performance in its air compressor business, the company saw strong results from its vacuum pump business driven by semiconductor industry demand. We made no significant changes to our position during the period as our long-term investment thesis in the company remained intact.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Fund (Series II)	15.78%	9.21%	9.58%
MSCI All Country World Growth Index (Net)	24.23%	13.07%	11.88%
MSCI ACWI Index (Net)	17.49%	10.06%	9.23%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Global Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 2,063,557,466
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 13,279,778
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 2,063,557,466
Total number of portfolio holdings	64
Total advisory fees paid	$ 13,279,778
Portfolio turnover rate	10%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.91%
Meta Platforms, Inc., Class A	8.88%
DLF Ltd.	4.62%
S&P Global, Inc.	4.27%
SAP SE	3.97%
Analog Devices, Inc.	3.95%
NVIDIA Corp.	3.75%
Marvell Technology, Inc.	3.64%
Visa, Inc., Class A	2.92%
Intuit, Inc.	2.87%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	11.91%
Meta Platforms, Inc., Class A	8.88%
DLF Ltd.	4.62%
S&P Global, Inc.	4.27%
SAP SE	3.97%
Analog Devices, Inc.	3.95%
NVIDIA Corp.	3.75%
Marvell Technology, Inc.	3.64%
Visa, Inc., Class A	2.92%
Intuit, Inc.	2.87%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Real Estate Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Real Estate Fund (Series I)	$ 104	1.05%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global real estate market delivered single digit positive returns. Real estate delivered muted returns as rising interest rates and economic uncertainty weighed on the asset class.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned -1.80%. For the same time period, the Custom Invesco Global Real Estate Index returned 0.94%. The Fund underperformed the Custom Invesco Global Real Estate Index for the period, driven by underperformance in both stock selection and market allocation.
What contributed to performance?
Australia |
In Australia, the Fund benefited from underweight exposure to industrial focused developer and fund manager Goodman Group, which underperformed after strong performance in prior periods. The Fund also benefited from its residential exposure in Australia.
Singapore |
Underweight exposure to Singapore contributed to relative
performance
. Singapore REITs’ relatively high leverage, overseas asset exposures, and high-interest-rate sensitivity contributed to their underperformance. The Fund benefited from the significant underweight positioning and received an incremental performance lift from favorable stock selection as positioning in Singapore REITs outperformed Singapore Developers.
What detracted from performance?
Hong Kong
|
Stock selection in Hong Kong detracted from relative performance. The key detractor that contributed to the underperformance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
United Kingdom |
The UK underperformed for the period; within the UK, companies with higher growth prospects tended to lag as value was rewarded by the market. In particular, UK industrial real estate offered less upside performance in the period than anticipated.
United States |
The Fund's holding of life science focused Alexandria significantly underperformed other more deeply discounted US office REITs. Additionally, a large holding in single family rental operator Invitation Homes also significantly lagged its residential focused peer group after reporting moderating rental pricing power. Overweight exposure to lodging and stock selection among industrial real estate investors also generated negative relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Real Estate Fund (Series I)	(1.80) %	(2.39) %	1.52%
Custom Invesco Global Real Estate Index (Net)	0.94%	(1.49) %	2.20%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 96,482,803
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 813,836
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 96,482,803
Total number of portfolio holdings	73
Total advisory fees paid	$ 813,836
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.00%
Welltower, Inc.	6.25%
Simon Property Group, Inc.	4.33%
Prologis, Inc.	4.05%
Digital Realty Trust, Inc.	3.59%
Equity LifeStyle Properties, Inc.	3.42%
Equity Residential	3.13%
Goodman Group	2.84%
Invitation Homes, Inc.	2.55%
Realty Income Corp.	2.55%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Equinix, Inc.	8.00%
Welltower, Inc.	6.25%
Simon Property Group, Inc.	4.33%
Prologis, Inc.	4.05%
Digital Realty Trust, Inc.	3.59%
Equity LifeStyle Properties, Inc.	3.42%
Equity Residential	3.13%
Goodman Group	2.84%
Invitation Homes, Inc.	2.55%
Realty Income Corp.	2.55%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Real Estate Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Real Estate Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Real Estate Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Real Estate Fund (Series II)	$ 129	1.30%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global real estate market delivered single digit positive returns. Real estate delivered muted returns as rising interest rates and economic uncertainty weighed on the asset class.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned -2.11% For the same time period, the Custom Invesco Global Real Estate Index returned 0.94%. The Fund underperformed the Custom Invesco Global Real Estate Index for the period, driven by underperformance in both stock selection and market allocation.
What contributed to performance?
Australia |
In Australia, the Fund benefited from underweight exposure to industrial focused developer and fund manager Goodman Group, which underperformed after strong performance in prior periods. The Fund also benefited from its residential exposure in Australia.
Singapore |
Underweight exposure to Singapore contributed to relative performance.
Singapore
REITs’ relatively high leverage, overseas asset exposures, and high-interest-rate sensitivity contributed to their underperformance. The Fund benefited from the significant underweight positioning and received an incremental performance lift from favorable stock selection as positioning in Singapore REITs outperformed Singapore Developers.
What detracted from performance?
Hong Kong
|
Stock selection in Hong Kong detracted from relative performance. The key detractor that contributed to the underperformance was the Fund's overweight to Link REIT, a broad portfolio primarily in Hong Kong and key cities in China that cater to necessity consumption needs. After a period of strong performance in 2023, Link REIT saw weaker performance as the expected pace of interest rate declines in the US moderated.
United Kingdom |
The UK underperformed for the period; within the UK, companies with higher growth prospects tended to lag as value was rewarded by the market. In particular, UK industrial real estate offered less upside performance in the period than anticipated.
United States |
The Fund's holding of life science focused Alexandria significantly underperformed other more deeply discounted US office REITs. Additionally, a large holding in single family rental operator Invitation Homes also significantly lagged its residential focused peer group after reporting moderating rental pricing power. Overweight exposure to lodging and stock selection among industrial real estate investors also generated negative relative performance.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Real Estate Fund (Series II)	(2.11) %	(2.64) %	1.26%
Custom Invesco Global Real Estate Index (Net)	0.94%	(1.49) %	2.20%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 96,482,803
Holdings Count | Holding	73
Advisory Fees Paid, Amount	$ 813,836
Investment Company, Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 96,482,803
Total number of portfolio holdings	73
Total advisory fees paid	$ 813,836
Portfolio turnover rate	101%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Equinix, Inc.	8.00%
Welltower, Inc.	6.25%
Simon Property Group, Inc.	4.33%
Prologis, Inc.	4.05%
Digital Realty Trust, Inc.	3.59%
Equity LifeStyle Properties, Inc.	3.42%
Equity Residential	3.13%
Goodman Group	2.84%
Invitation Homes, Inc.	2.55%
Realty Income Corp.	2.55%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Equinix, Inc.	8.00%
Welltower, Inc.	6.25%
Simon Property Group, Inc.	4.33%
Prologis, Inc.	4.05%
Digital Realty Trust, Inc.	3.59%
Equity LifeStyle Properties, Inc.	3.42%
Equity Residential	3.13%
Goodman Group	2.84%
Invitation Homes, Inc.	2.55%
Realty Income Corp.	2.55%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Strategic Income Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Strategic Income Fund (Series I)	$ 95	0.93% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.93%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
•
For the fiscal year ended, December 31, 2024, Series I shares of the Fund returned 3.40%. For the same time period, the Bloomberg Global Aggregate Index returned (1.69)%.
What contributed to performance?
Credit Exposure |
The top contributors to relative return were credit exposures in Europe and the US.
Foreign Currency Exposure |
The top contributors to relative return were positioning in the Euro and Turkish lira.
Interest Rate Positioning |
The top contributors to relative return were interest rate positioning in the US and South Africa.
What detracted from performance?
Credit Exposure
|
The top detractors to relative return were credit exposures in Italy and Germany.
Foreign Currency Exposure |
The top detractors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning |
The top detractors to relative return were interest rate positioning in China and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Strategic Income Fund (Series I)	3.40%	(0.14) %	1.53%
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.15%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Global Strategic Income Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 679,134,819
Holdings Count | Holding	875
Advisory Fees Paid, Amount	$ 4,828,816
Investment Company, Portfolio Turnover	354.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 679,134,819
Total number of portfolio holdings	875
Total advisory fees paid	$ 4,828,816
Portfolio turnover rate	354%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 01/01/2055	22.33%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	20.64%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	4.43%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	2.79%
Invesco Senior Loan ETF	2.28%
U.S. Treasury Bills, 4.40%, 05/01/2025	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.79%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.31%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046	1.15%
YPF S.A., Class D	1.12%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 01/01/2055	22.33%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	20.64%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	4.43%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	2.79%
Invesco Senior Loan ETF	2.28%
U.S. Treasury Bills, 4.40%, 05/01/2025	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.79%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.31%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046	1.15%
YPF S.A., Class D	1.12%
* Excluding money market fund holdings, if any.

Invesco V.I. Global Strategic Income Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Global Strategic Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Global Strategic Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Global Strategic Income Fund (Series II)	$ 120	1.18% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.18%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the global fixed income market broadly benefited from an environment of global growth, continued disinflation and easing financial conditions, despite heightened political uncertainty amidst a wide array of elections globally. Importantly, the US Federal Reserve and other developed market central banks pivoted to monetary easing, which gave emerging market central banks more confidence in responding to their domestic conditions. We believe diverging inflation and growth dynamics across economies create compelling opportunities.
•
For the fiscal year ended, December 31, 2024, Series II shares of the Fund returned 3.02%. For the same time period, the Bloomberg Global Aggregate Index returned (1.69)%.
What contributed to performance?
Credit Exposure |
The top contributors to relative return were credit exposures in Europe and the US.
Foreign Currency Exposure |
The top contributors to relative return were positioning in the Euro and Turkish lira.
Interest Rate Positioning |
The top contributors to relative return were interest rate positioning in the US and South Africa.
What detracted from performance?
Credit Exposure
|
The top detractors to relative return were credit exposures in Italy and Germany.
Foreign Currency Exposure |
The top detractors to relative return were positioning in the Brazilian real and Mexican peso.
Interest Rate Positioning |
The top detractors to relative return were interest rate positioning in China and Brazil.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Global Strategic Income Fund (Series II)	3.02%	(0.43) %	1.28%
Bloomberg Global Aggregate Index	(1.69) %	(1.96) %	0.15%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Global Strategic Income Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 679,134,819
Holdings Count | Holding	875
Advisory Fees Paid, Amount	$ 4,828,816
Investment Company, Portfolio Turnover	354.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 679,134,819
Total number of portfolio holdings	875
Total advisory fees paid	$ 4,828,816
Portfolio turnover rate	354%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 01/01/2055	22.33%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	20.64%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	4.43%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	2.79%
Invesco Senior Loan ETF	2.28%
U.S. Treasury Bills, 4.40%, 05/01/2025	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.79%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.31%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046	1.15%
YPF S.A., Class D	1.12%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 6.00%, 01/01/2055	22.33%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	20.64%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2027	4.43%
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	2.79%
Invesco Senior Loan ETF	2.28%
U.S. Treasury Bills, 4.40%, 05/01/2025	2.25%
Republic of South Africa Government Bond, Series 2040, 9.00%, 01/31/2040	1.79%
Republic of South Africa Government Bond, Series 2032, 8.25%, 03/31/2032	1.31%
Mortgage Funding PLC, Series 2008-1, Class B2, 8.05%, 03/13/2046	1.15%
YPF S.A., Class D	1.12%
* Excluding money market fund holdings, if any.

Invesco V.I. Government Money Market Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Money Market Fund (Series I)	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Net Assets	$ 941,149,006
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,368,003
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 941,149,006
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,368,003

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Composition by maturity, in days

(% of total investments)*
1-7	62.5%
8-30	9.0%
31-60	3.1%
91-180	4.5%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. Government Money Market Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Money Market Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Money Market Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Money Market Fund (Series II)	$ 62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Net Assets	$ 941,149,006
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,368,003
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 941,149,006
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,368,003

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Composition by maturity, in days

(% of total investments)*
1-7	62.5%
8-30	9.0%
31-60	3.1%
91-180	4.5%
181+	20.9%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. Government Securities Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Securities Fund (Series I)	$ 71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the Fund generated a positive return despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. Non-Treasury sectors of the bond market performed well this year as economic growth and employment outperformed their respective forecasts.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 1.72%. For the same time period, the Bloomberg Intermediate U.S. Government Index returned 2.44%.
What contributed to performance?
Agency mortgage-backed securities |
During 2024, the agency mortgage market, in which the Fund invested a significant portion of its assets during the period, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency mortgage-backed securities versus Treasuries.
Non-agency MBS, CMBS, ABS |
Non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities performed well due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Duration positioning
|
The Fund's duration positioning detracted from performance during 2024, given a somewhat longer duration for the Fund versus the Bloomberg Intermediate U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Government Securities Fund (Series I)	1.72%	(0.17) %	0.91%
Bloomberg Intermediate U.S. Government Index	2.44%	0.49%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 321,449,961
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 1,614,110
Investment Company, Portfolio Turnover	314.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 321,449,961
Total number of portfolio holdings	415
Total advisory fees paid	$ 1,614,110
Portfolio turnover rate	314%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	5.86%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.69%
Federal Home Loan Bank, 0.50%, 04/14/2025	4.46%
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.18%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	3.68%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	3.15%
UBS AG, 4.97%, 05/01/2025	2.80%
Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025	2.80%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.67%
Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025	2.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	5.86%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.69%
Federal Home Loan Bank, 0.50%, 04/14/2025	4.46%
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.18%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	3.68%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	3.15%
UBS AG, 4.97%, 05/01/2025	2.80%
Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025	2.80%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.67%
Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025	2.49%
* Excluding money market fund holdings, if any.

Invesco V.I. Government Securities Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Government Securities Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Government Securities Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Government Securities Fund (Series II)	$ 96	0.95%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the Fund generated a positive return despite longer term Treasury yields increasing by 25 to 75 basis points across the yield curve. Non-Treasury sectors of the bond market performed well this year as economic growth and employment outperformed their respective forecasts.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 1.48%. For the same time period, the Bloomberg Intermediate U.S. Government Index returned 2.44%.
What contributed to performance?
Agency mortgage-backed securities |
During 2024, the agency mortgage market, in which the Fund invested a significant portion of its assets during the period, performed better than US Treasury securities, given the significant yield advantage enjoyed by agency mortgage-backed securities versus Treasuries.
Non-agency MBS, CMBS, ABS |
Non-agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities performed well due to attractive starting yields and relatively strong economic performance in 2024, which caused market participants to bid up these assets relative to US Treasuries.
What detracted from performance?
Duration positioning
|
The Fund's duration positioning detracted from performance during 2024, given a somewhat longer duration for the Fund versus the Bloomberg Intermediate U.S. Government Index.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Government Securities Fund (Series II)	1.48%	(0.40) %	0.67%
Bloomberg Intermediate U.S. Government Index	2.44%	0.49%	1.24%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 321,449,961
Holdings Count | Holding	415
Advisory Fees Paid, Amount	$ 1,614,110
Investment Company, Portfolio Turnover	314.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 321,449,961
Total number of portfolio holdings	415
Total advisory fees paid	$ 1,614,110
Portfolio turnover rate	314%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	5.86%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.69%
Federal Home Loan Bank, 0.50%, 04/14/2025	4.46%
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.18%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	3.68%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	3.15%
UBS AG, 4.97%, 05/01/2025	2.80%
Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025	2.80%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.67%
Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025	2.49%
* Excluding money market fund holdings, if any.
Security type allocation
(% of total investments)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Government National Mortgage Association, TBA, 5.50%, 06/20/2054	5.86%
Uniform Mortgage-Backed Securities, TBA, 6.00%, 01/01/2055	4.69%
Federal Home Loan Bank, 0.50%, 04/14/2025	4.46%
Federal National Mortgage Association, TBA, 5.00%, 06/25/2054	4.18%
Government National Mortgage Association, TBA, 5.00%, 01/01/2055	3.68%
Government National Mortgage Association, TBA, 4.50%, 01/01/2055	3.15%
UBS AG, 4.97%, 05/01/2025	2.80%
Mitsubishi UFJ Trust & Banking Corp., 4.65%, 03/07/2025	2.80%
U.S. Treasury Notes, 1.13%, 02/28/2027	2.67%
Sumitomo Mitsui Banking Corp., 4.75%, 03/18/2025	2.49%
* Excluding money market fund holdings, if any.

Invesco V.I. Growth and Income Fund Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Growth and Income Fund (Series I)	$ 82	0.76%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the U.S. economy was resilient as data suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.00%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in the financials and consumer discretionary sectors. Stock selection and an underweight in real estate also aided relative performance. On the flipside, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in health care and energy also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
CVS Health Corp.
|
CVS faced headwinds due to higher costs and utilization during the period. Shares declined further amid speculation that Congress may force the separation of pharmacy benefit managers from the insurance business, which would negatively affect the company.
Humana, Inc. |
Despite better-than-expected earnings, concerns about Medicaid redetermination negatively impacted Humana's share price.
Stanley Black & Decker, Inc. |
The toolmaker reported earnings that were in line with estimates, but revenues fell below estimates. The company also revised its future estimates lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Growth and Income Fund (Series I)	16.00%	10.07%	8.80%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,306,014,265
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 7,589,049
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 1,306,014,265
Total number of portfolio holdings	105
Total advisory fees paid	$ 7,589,049
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's Hol
d
in
gs
?
(as of December
31
,
20
24)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.06%
Bank of America Corp.	3.50%
Amazon.com, Inc.	2.49%
Johnson Controls International PLC	2.28%
Parker-Hannifin Corp.	2.06%
Alphabet, Inc., Class A	2.03%
Johnson & Johnson	1.98%
Exxon Mobil Corp.	1.97%
Willis Towers Watson PLC	1.97%
CBRE Group, Inc., Class A	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.06%
Bank of America Corp.	3.50%
Amazon.com, Inc.	2.49%
Johnson Controls International PLC	2.28%
Parker-Hannifin Corp.	2.06%
Alphabet, Inc., Class A	2.03%
Johnson & Johnson	1.98%
Exxon Mobil Corp.	1.97%
Willis Towers Watson PLC	1.97%
CBRE Group, Inc., Class A	1.95%
* Excluding money market fund holdings, if any.

Invesco V.I. Growth and Income Fund Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Growth and Income Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Growth and Income Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Growth and Income Fund (Series II)	$ 109	1.01%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the U.S. economy was resilient as data
suggested the Federal Reserve (Fed) may have achieved its fabled soft landing, with strong consumer spending and low unemployment providing support. Enthusiasm around the artificial intelligence (AI) investment theme led to concentrated market leadership in the large cap technology space during the period.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 15.72%. For the same time period, the Russell 1000
®
Value Index returned 14.37%. The Fund outperformed the Russell 1000
®
Value Index primarily due to strong stock selection in the financials and consumer discretionary sectors. Stock selection and an underweight in real estate also aided relative performance. On the flipside, stock selection in industrials was the largest detractor from the Fund's relative return. Stock selection in health care and energy also detracted from relative returns.
What contributed to performance?
Wells Fargo & Co. |
Wells Fargo reported better than expected earnings and non-interest income remained strong, despite ongoing regulatory constraints. The stock also performed well amid optimism that lower interest rates would boost loan growth.
Bank of America Corp. |
Bank of America reported an increase in net interest income, along with strong growth in investment banking and asset management fees.
Amazon.com, Inc. |
The online retailer reported better than expected revenue and earnings, as well as strength in its Amazon Web Services (AWS) cloud business.
What detracted from performance?
CVS Health Corp.
|
CVS faced headwinds due to higher costs and utilization during the period. Shares declined further amid speculation that Congress may force the separation of pharmacy benefit managers from the insurance business, which would negatively affect the company.
Humana, Inc. |
Despite better-than-expected earnings, concerns about Medicaid redetermination negatively impacted Humana's share price.
Stanley Black & Decker, Inc. |
The toolmaker reported earnings that were in line with estimates, but revenues fell below estimates. The company also revised its future estimates lower.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Growth and Income Fund (Series II)	15.72%	9.81%	8.53%
Russell 1000® Value Index	14.37%	8.68%	8.49%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 1,306,014,265
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 7,589,049
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund ? (as of December 31, 2024)
Fund net assets	$ 1,306,014,265
Total number of portfolio holdings	105
Total advisory fees paid	$ 7,589,049
Portfolio turnover rate	23%

Holdings [Text Block]
What Comprised The Fund's
H
olding
s
?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.06%
Bank of America Corp.	3.50%
Amazon.com, Inc.	2.49%
Johnson Controls International PLC	2.28%
Parker-Hannifin Corp.	2.06%
Alphabet, Inc., Class A	2.03%
Johnson & Johnson	1.98%
Exxon Mobil Corp.	1.97%
Willis Towers Watson PLC	1.97%
CBRE Group, Inc., Class A	1.95%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wells Fargo & Co.	4.06%
Bank of America Corp.	3.50%
Amazon.com, Inc.	2.49%
Johnson Controls International PLC	2.28%
Parker-Hannifin Corp.	2.06%
Alphabet, Inc., Class A	2.03%
Johnson & Johnson	1.98%
Exxon Mobil Corp.	1.97%
Willis Towers Watson PLC	1.97%
CBRE Group, Inc., Class A	1.95%
* Excluding money market fund holdings, if any.

Invesco V.I. Health Care Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Health Care Fund (Series I)	$ 102	1.00%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the economy held up well despite higher interest rates and relatively sticky inflation. The health care sector underperformed the broad market as headwinds across multiple health care industries weighed on performance.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 4.17%. For the same time period, the S&P Composite 1500
®
Health Care Index returned 2.81%. The Fund outperformed the S&P Composite 1500
®
Health Care Index primarily due to strong stock selection in the health care equipment, health care providers and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry.
What contributed to performance?
Eli Lilly and Co. |
Large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain, and autoimmune diseases. The company posted better than expected earnings and raised 2024 guidance, driven by continued success and expansion in its obesity treatments.
Boston Scientific Corp. |
Makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal, and pulmonological conditions. The company reported better than expected organic growth in its cardiovascular systems, driven by strength in Farapulse, the company’s recently launched pulsed field ablation system.
Intuitive Surgical, Inc. |
Makes robotic surgical equipment. The stock rose after the company reported better-than-expected revenues and raised guidance, driven by procedure volume growth and installed base growth.
What detracted from performance?
Zoetis, Inc.
|
Makes animal health medicines, vaccines, devices, tests, and diagnostic products and services. The stock declined due to concerns of lower-than-expected patient volumes in its Companion Animal channel, softer demand for its arthritis pain management drug Librela, competitive pricing pressure, and weakness in diagnostics.
DexCom, Inc. |
Makes wearable continuous glucose monitoring devices used to monitor and treat diabetes. The company reported disappointing results driven by a US salesforce realignment that negatively impacted sales, lower revenue per customer, and softness in its international business. The Fund’s positions in DexCom were sold during the fiscal year.
UnitedHealth Group, Inc. |
Large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined after the company guided to higher-than-expected medical losses.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Health Care Fund (Series I)	4.17%	3.64%	5.40%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%
MSCI World Health Care Index (Net)	1.13%	6.18%	7.33%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 164,681,934
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,379,265
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund ? (as of December 31, 2024)
Fund net assets	$ 164,681,934
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,379,265
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The
Fund's
Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.42%
Boston Scientific Corp.	8.11%
UnitedHealth Group, Inc.	6.75%
Intuitive Surgical, Inc.	5.50%
Stryker Corp.	4.22%
Danaher Corp.	3.82%
Vertex Pharmaceuticals, Inc.	3.51%
AbbVie, Inc.	3.14%
Cencora, Inc.	2.51%
AstraZeneca PLC, ADR	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Eli Lilly and Co.	9.42%
Boston Scientific Corp.	8.11%
UnitedHealth Group, Inc.	6.75%
Intuitive Surgical, Inc.	5.50%
Stryker Corp.	4.22%
Danaher Corp.	3.82%
Vertex Pharmaceuticals, Inc.	3.51%
AbbVie, Inc.	3.14%
Cencora, Inc.	2.51%
AstraZeneca PLC, ADR	2.43%
* Excluding money market fund holdings, if any.

Invesco V.I. Health Care Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Health Care Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Health Care Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Health Care Fund (Series II)	$ 127	1.25%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the economy held up well despite higher interest rates and relatively sticky inflation. The health care sector underperformed the broad market as headwinds across multiple health care industries weighed on performance.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 3.87%. For the same time period, the S&P Composite 1500
®
Health Care Index returned 2.81%. The Fund outperformed the S&P Composite 1500
®
Health Care Index primarily due to strong stock selection in the health care equipment, health care providers and pharmaceuticals industries. These results were partially offset by weaker stock selection within the life science tools & services industry.
What contributed to performance?
Eli Lilly and Co. |
Large-cap pharmaceutical company that makes drugs to treat Alzheimer’s, cancer, diabetes, obesity, pain, and autoimmune diseases. The company posted better than expected earnings and raised 2024 guidance
,
driven by continued success and expansion in its obesity treatments.
Boston Scientific Corp. |
Makes surgical devices and medical equipment to treat cardiovascular, gastrointestinal, and pulmonological conditions. The company reported better than expected organic growth in its cardiovascular systems, driven by strength in Farapulse, the company’s recently launched pulsed field ablation system.
Intuitive Surgical, Inc. |
Makes robotic surgical equipment. The stock rose after the company reported better-than-expected revenues and raised guidance, driven by procedure volume growth and installed base growth.
What detracted from performance?
Zoetis, Inc.
|
Makes animal health medicines, vaccines, devices, tests, and diagnostic products and services. The stock declined due to concerns of lower-than-expected patient volumes in its Companion Animal channel, softer demand for its arthritis pain management drug Librela, competitive pricing pressure, and weakness in diagnostics.
DexCom, Inc. |
Makes wearable continuous glucose monitoring devices used to monitor and treat diabetes. The company reported disappointing results driven by a US salesforce realignment that negatively impacted sales, lower revenue per customer, and softness in its international business. The Fund’s positions in DexCom were sold during the fiscal year.
UnitedHealth Group, Inc. |
Large-cap managed care company that provides health care benefits, services, data and analytics. The stock declined after the company guided to higher-than-expected medical losses.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Health Care Fund (Series II)	3.87%	3.38%	5.13%
S&P Composite 1500® Health Care Index	2.81%	7.70%	9.18%
MSCI World Health Care Index (Net)	1.13%	6.18%	7.33%
MSCI World IndexSM (Net)	18.67%	11.17%	9.95%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 164,681,934
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,379,265
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 164,681,934
Total number of portfolio holdings	82
Total advisory fees paid	$ 1,379,265
Portfolio turnover rate	57%

Holdings [Text Block]
What Comprised The
Fund's
Holdings
?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
Eli Lilly and Co.	9.42%
Boston Scientific Corp.	8.11%
UnitedHealth Group, Inc.	6.75%
Intuitive Surgical, Inc.	5.50%
Stryker Corp.	4.22%
Danaher Corp.	3.82%
Vertex Pharmaceuticals, Inc.	3.51%
AbbVie, Inc.	3.14%
Cencora, Inc.	2.51%
AstraZeneca PLC, ADR	2.43%
* Excluding money market fund holdings, if any.
Country allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
Eli Lilly and Co.	9.42%
Boston Scientific Corp.	8.11%
UnitedHealth Group, Inc.	6.75%
Intuitive Surgical, Inc.	5.50%
Stryker Corp.	4.22%
Danaher Corp.	3.82%
Vertex Pharmaceuticals, Inc.	3.51%
AbbVie, Inc.	3.14%
Cencora, Inc.	2.51%
AstraZeneca PLC, ADR	2.43%
* Excluding money market fund holdings, if any.

Invesco V.I. High Yield Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. High Yield Fund (Series I)	$ 95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the high yield bond market benefited from resilient economic growth, the beginning
of the Federal Reserve easing cycle, a benign default environment, and elevated yields. Since the Fund is predominantly invested in high yield corporate credit, it benefited from this macroeconomic backdrop.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 7.73%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.
What contributed to performance?
Security Selection  |
During the period, the Fund benefited from security selection within high yield corporate credit. Within industrials, selection within energy and consumer cyclicals were key drivers of overall performance. Performance was boosted by selection within financial institutions, specifically in banking and real estate investment trusts (REITs).
What detracted from performance?
Security Selection
|
During the period, security selection within technology detracted from overall performance. An underweight to consumer non-cyclicals also dragged on performance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. High Yield Fund (Series I)	7.73%	2.97%	3.81%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 152,150,246
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 937,884
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund ? (as of December 31, 2024)
Fund net assets	$ 152,150,246
Total number of portfolio holdings	301
Total advisory fees paid	$ 937,884
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.58%
Carriage Services, Inc., 4.25%, 05/15/2029	1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.42%
Aircastle Ltd., 5.25%,	1.32%
Vistra Corp., Series C, 8.88%,	1.08%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.04%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.97%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
BBB	3.99
BB	42.25
B	36.61
CCC and below	14.18
Cash	2.85
Not Rated	0.12
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.

Credit Quality Explanation [Text Block]	Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepage.
Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.58%
Carriage Services, Inc., 4.25%, 05/15/2029	1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.42%
Aircastle Ltd., 5.25%,	1.32%
Vistra Corp., Series C, 8.88%,	1.08%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.04%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.97%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review
the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review
the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. High Yield Fund - Series II [Member]
Shareholder Report [Line Items]
Fund Name	Invesco V.I. High Yield Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. High Yield Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. High Yield Fund (Series II)	$ 120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, the high yield bond market benefited from resilient economic growth, the beginning of the Federal Reserve easing cycle, a benign default environment, and elevated yields. Since the Fund is predominantly invested in high yield corporate credit, it benefited from this macroeconomic backdrop.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 7.37%. For the same time period, the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index returned 8.19%.
What contributed to performance?
Security Selection  |
During the period, the Fund benefited from security selection within high yield corporate credit. Within industrials, selection within energy and consumer cyclicals were key drivers of overall performance. Performance was boosted by selection within financial institutions, specifically in banking and real estate investment trusts (REITs).
What detracted from performance?
Security Selection
|
During the period, security selection within technology detracted from overall performance. An underweight to consumer non-cyclicals also dragged on performance for the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. High Yield Fund (Series II)	7.37%	2.72%	3.55%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33) %	1.35%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 152,150,246
Holdings Count | Holding	301
Advisory Fees Paid, Amount	$ 937,884
Investment Company, Portfolio Turnover	134.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 152,150,246
Total number of portfolio holdings	301
Total advisory fees paid	$ 937,884
Portfolio turnover rate	134%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of
December
31, 2024)
Top ten holdings*
(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.58%
Carriage Services, Inc., 4.25%, 05/15/2029	1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.42%
Aircastle Ltd., 5.25%,	1.32%
Vistra Corp., Series C, 8.88%,	1.08%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.04%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.97%
* Excluding money market fund holdings, if any.
Credit quality rating breakdown**
(% of net assets)
BBB	3.99
BB	42.25
B	36.61
CCC and below	14.18
Cash	2.85
Not Rated	0.12
**Source: Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepa
ge.

Credit Quality Explanation [Text Block]	Standard & Poor's. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations, including specific securities, money market instruments or other debts. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest); ratings are subject to change without notice. "Non-Rated" indicates the debtor was not rated, and should not be interpreted as indicating low quality. For more information on Standard & Poor's rating methodology, please visit standardandpoors.com and select "Understanding Ratings" under Rating Resources on the homepa
ge.

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029	1.58%
Carriage Services, Inc., 4.25%, 05/15/2029	1.51%
Allison Transmission, Inc., 3.75%, 01/30/2031	1.42%
Aircastle Ltd., 5.25%,	1.32%
Vistra Corp., Series C, 8.88%,	1.08%
NESCO Holdings II, Inc., 5.50%, 04/15/2029	1.04%
Melco Resorts Finance Ltd., 5.38%, 12/04/2029	1.04%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95%, 03/10/2055	1.03%
Studio City Finance Ltd., 5.00%, 01/15/2029	0.98%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030	0.97%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Main Street Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Fund ® (Series I)	$ 89	0.80% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund underperformed its benchmark mainly as a result of stock selection in the industrials, consumer discretionary and communication services sectors. Stronger stock selection in the information technology, financials and health care sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 23.65%. For the same time period, the S&P 500
®
Index returned 25.02%.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
American Express Co. |
American Express returned strong results as declining interest rates appeared to increase conviction for a soft economic landing, which we believe should benefit its credit card business.
What detracted from performance?
Prologis, Inc.
|
Prologis underperformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of significant new supply in a few key markets, most notably southern California.
Zimmer Biomet Holdings, Inc. |
Zimmer Biomet detracted from the Fund’s results despite posting strong earnings as investors appeared disappointed with results in its core business of hip and knee replacements.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Fund® (Series I)	23.65%	12.08%	11.24%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 785,800,399
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,628,317
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 785,800,399
Total number of portfolio holdings	76
Total advisory fees paid	$ 4,628,317
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.45%
Microsoft Corp.	7.26%
Apple, Inc.	6.22%
Amazon.com, Inc.	5.41%
Alphabet, Inc., Class A	3.38%
Meta Platforms, Inc., Class A	3.23%
JPMorgan Chase & Co.	2.75%
Broadcom, Inc.	2.43%
Philip Morris International, Inc.	2.17%
Exxon Mobil Corp.	2.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.45%
Microsoft Corp.	7.26%
Apple, Inc.	6.22%
Amazon.com, Inc.	5.41%
Alphabet, Inc., Class A	3.38%
Meta Platforms, Inc., Class A	3.23%
JPMorgan Chase & Co.	2.75%
Broadcom, Inc.	2.43%
Philip Morris International, Inc.	2.17%
Exxon Mobil Corp.	2.09%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Fund ® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Fund ® (Series II)	$ 117	1.05% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund underperformed its benchmark mainly as a result of stock selection in the industrials, consumer discretionary and communication services sectors. Stronger stock selection in the information technology, financials and health care sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 23.39%. For the same time period, the S&P 500
®
Index returned 25.02%.
What contributed to performance?
NVIDIA Corp. |
NVIDIA reported strong results and commented that AI-related demand should remain durable for the foreseeable future given the backlog of existing products and upcoming launches of new products.
American Express Co. |
American Express returned strong results as declining interest rates appeared to increase conviction for a soft economic landing, which we believe should benefit its credit card business.
What detracted from performance?
Prologis, Inc.
|
Prologis underperformed during the period as it faced earnings headwinds, including softening near-term lease activity in the face of significant new supply in a few key markets, most notably southern California.
Zimmer Biomet Holdings, Inc. |
Zimmer Biomet detracted from the Fund’s results despite posting strong earnings as investors appeared disappointed with results in its core business of hip and knee replacements.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Fund® (Series II)	23.39%	11.81%	10.97%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 785,800,399
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 4,628,317
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 785,800,399
Total number of portfolio holdings	76
Total advisory fees paid	$ 4,628,317
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.45%
Microsoft Corp.	7.26%
Apple, Inc.	6.22%
Amazon.com, Inc.	5.41%
Alphabet, Inc., Class A	3.38%
Meta Platforms, Inc., Class A	3.23%
JPMorgan Chase & Co.	2.75%
Broadcom, Inc.	2.43%
Philip Morris International, Inc.	2.17%
Exxon Mobil Corp.	2.09%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	7.45%
Microsoft Corp.	7.26%
Apple, Inc.	6.22%
Amazon.com, Inc.	5.41%
Alphabet, Inc., Class A	3.38%
Meta Platforms, Inc., Class A	3.23%
JPMorgan Chase & Co.	2.75%
Broadcom, Inc.	2.43%
Philip Morris International, Inc.	2.17%
Exxon Mobil Corp.	2.09%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Mid Cap Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Mid Cap Fund ® (Series I)	$ 103	0.95%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 17.07%. For the same time period, the Russell MidCap
®
Index returned 15.34%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and materials sectors. Weaker stock selection in the financials, energy, and utilities sectors partially offset the Fund's performance results.
What contributed to performance?
Howmet Aerospace, Inc. |
Howmet Aerospace outperformed, as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. |
Astera Labs makes connectivity chips for cloud and artificial intelligence (AI) data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained market share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Co., Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. The Fund’s position in Acadia Healthcare was sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Mid Cap Fund® (Series I)	17.07%	9.12%	7.95%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 213,453,275
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,505,864
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 213,453,275
Total number of portfolio holdings	97
Total advisory fees paid	$ 1,505,864
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.86%
Trade Desk, Inc. (The), Class A	1.84%
Raymond James Financial, Inc.	1.73%
Wyndham Hotels & Resorts, Inc.	1.64%
Cheniere Energy, Inc.	1.62%
M&T Bank Corp.	1.61%
Marvell Technology, Inc.	1.54%
Motorola Solutions, Inc.	1.53%
Howmet Aerospace, Inc.	1.49%
Tyler Technologies, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.86%
Trade Desk, Inc. (The), Class A	1.84%
Raymond James Financial, Inc.	1.73%
Wyndham Hotels & Resorts, Inc.	1.64%
Cheniere Energy, Inc.	1.62%
M&T Bank Corp.	1.61%
Marvell Technology, Inc.	1.54%
Motorola Solutions, Inc.	1.53%
Howmet Aerospace, Inc.	1.49%
Tyler Technologies, Inc.	1.46%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Mid Cap Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Mid Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Mid Cap Fund ® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Mid Cap Fund ® (Series II)	$ 130	1.20%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending, and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 16.79%. For the same time period, the Russell MidCap
®
Index returned 15.34%. The Fund outperformed its benchmark mainly as a result of stock selection in the industrials, health care, and materials sectors. Weaker stock selection in the financials, energy, and utilities sectors partially offset the Fund's performance results.
What contributed to performance?
Howmet Aerospace, Inc. |
Howmet Aerospace outperformed, as it reported results that showed strength in its commercial aerospace business despite challenges in the global aerospace supply chain. Profit margins and cashflow exceeded investor expectations and the company raised its dividend and increased its share repurchase program.
Astera Labs, Inc. |
Astera Labs makes connectivity chips for cloud and artificial intelligence (AI) data centers. The firm reported revenue growth that exceeded expectations while providing guidance that was interpreted optimistically, including news about expected new products and customer wins.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. MongoDB has gained market share in the large database software market but underperformed during the period as it reported underwhelming results that saw slower than expected new customer additions and growth within its installed customer base.
Acadia Healthcare Co., Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. The Fund’s position in Acadia Healthcare was sold during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Mid Cap Fund® (Series II)	16.79%	8.83%	7.68%
Russell Midcap® Index	15.34%	9.92%	9.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 213,453,275
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 1,505,864
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 213,453,275
Total number of portfolio holdings	97
Total advisory fees paid	$ 1,505,864
Portfolio turnover rate	41%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.86%
Trade Desk, Inc. (The), Class A	1.84%
Raymond James Financial, Inc.	1.73%
Wyndham Hotels & Resorts, Inc.	1.64%
Cheniere Energy, Inc.	1.62%
M&T Bank Corp.	1.61%
Marvell Technology, Inc.	1.54%
Motorola Solutions, Inc.	1.53%
Howmet Aerospace, Inc.	1.49%
Tyler Technologies, Inc.	1.46%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Royal Caribbean Cruises Ltd.	1.86%
Trade Desk, Inc. (The), Class A	1.84%
Raymond James Financial, Inc.	1.73%
Wyndham Hotels & Resorts, Inc.	1.64%
Cheniere Energy, Inc.	1.62%
M&T Bank Corp.	1.61%
Marvell Technology, Inc.	1.54%
Motorola Solutions, Inc.	1.53%
Howmet Aerospace, Inc.	1.49%
Tyler Technologies, Inc.	1.46%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Small Cap Fund® - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Small Cap Fund ® (Series I)	$ 93	0.87%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 12.69%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. |
ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation |
Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ambulatory surgery centers, which have higher profit margins, as more procedures move from acute care hospitals into ambulatory surgery centers. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc.
|
Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in its high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was
adversely affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Small Cap Fund® (Series I)	12.69%	10.49%	9.00%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective after the close of business on May 24, 2019, Non-Service shares of Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund), were reorganized into Series I shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Non-Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000
®
Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 969,567,448
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,117,934
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 969,567,448
Total number of portfolio holdings	103
Total advisory fees paid	$ 6,117,934
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.80%
Zurn Elkay Water Solutions Corp.	1.78%
Summit Materials, Inc., Class A	1.77%
AutoNation, Inc.	1.75%
ESAB Corp.	1.64%
ADMA Biologics, Inc.	1.61%
MACOM Technology Solutions Holdings, Inc.	1.58%
PennyMac Financial Services, Inc.	1.57%
Allison Transmission Holdings, Inc.	1.57%
Itron, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.80%
Zurn Elkay Water Solutions Corp.	1.78%
Summit Materials, Inc., Class A	1.77%
AutoNation, Inc.	1.75%
ESAB Corp.	1.64%
ADMA Biologics, Inc.	1.61%
MACOM Technology Solutions Holdings, Inc.	1.58%
PennyMac Financial Services, Inc.	1.57%
Allison Transmission Holdings, Inc.	1.57%
Itron, Inc.	1.56%
* Excluding money market fund holdings, if any.

Invesco V.I. Main Street Small Cap Fund® - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Main Street Small Cap Fund®
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Main Street Small Cap Fund ® (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Main Street Small Cap Fund ® (Series II)	$ 119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US equity markets posted strong gains as the US economy remained resilient. Data suggested the US Federal Reserve (the Fed) may have achieved its fabled soft landing, as moderating inflation, strong consumer spending and low unemployment provided support. The Fed cut the federal funds rate several times over the period, but suggested less aggressive easing in 2025 should robust economic growth and lingering inflation continue. The Fund outperformed its benchmark mainly as a result of stock selection in the health care, consumer discretionary and materials sectors. Weaker stock selection in the information technology, communication services and industrials sectors partially offset these results.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 12.41%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
ADMA Biologics, Inc. |
ADMA, a biopharmaceutical company developing specialty plasma-derived biologics, outperformed as demand outpaced supply while the company appeared to remain on track to expand its manufacturing yields and supply next year.
Tenet Healthcare Corporation |
Tenet outperformed as it reported strong results during the period driven by revenue growth in its ambulatory surgery centers (ASC) and hospitals. The company announced that it expects to expand the footprint of its ambulatory surgery centers, which have higher profit margins, as more procedures move from acute care hospitals into ambulatory surgery centers. We sold the holding during the fiscal year.
What detracted from performance?
Atkore, Inc.
|
Atkore underperformed as it reported underwhelming earnings during the period that included weaker-than-expected sales in its high density polyethylene (HDPE) power and telecommunications business, while pricing in some product lines was adversely affected by an increase in steel conduit imported from Mexico.
Acadia Healthcare Company, Inc. |
Acadia Healthcare underperformed as its operation of acute behavioral healthcare facilities was subject to negative media about its admissions and operating practices, leading to a decline in patient referrals. We sold the holding during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Main Street Small Cap Fund® (Series II)	12.41%	10.21%	8.73%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective after the close of business on May 24, 2019, Service shares of Oppenheimer Main Street Small Cap Fund/VA (the predecessor fund), were reorganized into Series II shares of the Fund. Returns shown above for periods ending on or prior to May 24, 2019 are those of Service shares of the predecessor fund. Share class returns will differ from those of the predecessor fund because of different expenses.
Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the Russell 2000
®
Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.

Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 969,567,448
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 6,117,934
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 969,567,448
Total number of portfolio holdings	103
Total advisory fees paid	$ 6,117,934
Portfolio turnover rate	42%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.80%
Zurn Elkay Water Solutions Corp.	1.78%
Summit Materials, Inc., Class A	1.77%
AutoNation, Inc.	1.75%
ESAB Corp.	1.64%
ADMA Biologics, Inc.	1.61%
MACOM Technology Solutions Holdings, Inc.	1.58%
PennyMac Financial Services, Inc.	1.57%
Allison Transmission Holdings, Inc.	1.57%
Itron, Inc.	1.56%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Wintrust Financial Corp.	1.80%
Zurn Elkay Water Solutions Corp.	1.78%
Summit Materials, Inc., Class A	1.77%
AutoNation, Inc.	1.75%
ESAB Corp.	1.64%
ADMA Biologics, Inc.	1.61%
MACOM Technology Solutions Holdings, Inc.	1.58%
PennyMac Financial Services, Inc.	1.57%
Allison Transmission Holdings, Inc.	1.57%
Itron, Inc.	1.56%
* Excluding money market fund holdings, if any.

Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series I)	$ 76	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant
growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 16.77%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.25%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception ( 12/31/21 )
Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series I)	16.77%	2.83%
NASDAQ-100 Index® (Price Only)	24.88%	8.79%
NASDAQ Composite Index	29.57%	8.13%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 13,461,747
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 13,461,747
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings ? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 16.15% (before Fund fees and expenses) and 15.34% (after Fund fees and expenses).
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 16.15% (before Fund fees and expenses) and 15.34% (after Fund fees and expenses).
Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - December (Series II)	$ 103	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 16.53%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum
percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.25%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series II)	16.53%	2.61%
NASDAQ-100 Index® (Price Only)	24.88%	8.79%
NASDAQ Composite Index	29.57%	8.13%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 13,461,747
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 13,461,747
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings ? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 16.15% (before Fund fees and expenses) and 15.05% (after Fund fees and expenses).
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 16.15% (before Fund fees and expenses) and 15.05% (after Fund fees and expenses).
Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to December 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.82%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "
Outcome
Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series I)	14.82%	18.85%
NASDAQ-100 Index® (Price Only)	24.88%	27.25%
NASDAQ Composite Index	29.57%	26.13%

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 14,007,862
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 14,007,862
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - June (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - June (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 14.44%. For the same time period, the NASDAQ-100 Index
®
(Price Only returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 17.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series II)	14.44%	18.52%
NASDAQ-100 Index® (Price Only)	24.88%	27.25%
NASDAQ Composite Index	29.57%	26.13%

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 14,007,862
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 14,007,862
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.52%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome
period
(the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 18.65%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series I)	14.52%	9.29%
NASDAQ-100 Index® (Price Only)	24.88%	13.49%
NASDAQ Composite Index	29.57%	12.68%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 11,967,957
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 11,967,957
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings ? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - March (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 14.19%. For the same time period, the NASDAQ-100 Index
®
(Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which
represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 18.65%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series II)	14.19%	8.99%
NASDAQ-100 Index® (Price Only)	24.88%	13.49%
NASDAQ Composite Index	29.57%	12.68%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 11,967,957
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 11,967,957
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The
Past
Year
?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 13.27%. For the same time period, the NASDAQ-100
®
Index (Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current
annual
outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series I)	13.27%	7.71%
NASDAQ-100 Index® (Price Only)	24.88%	11.64%
NASDAQ Composite Index	29.57%	10.20%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 15,765,987
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 15,765,987
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The
Past
Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. Nasdaq 100 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. Nasdaq 100 Buffer Fund - September (Series II)	$ 101	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth
, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 12.97%. For the same time period, the NASDAQ-100
®
Index (Price Only) returned 24.88%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying NASDAQ-100 Index
®
(Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the NASDAQ-100 Index
®
(Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.10%. As a result of the Cap, the Fund's annual returns were limited relative to the NASDAQ-100 Index
®
(Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series II)	12.97%	7.45%
NASDAQ-100 Index® (Price Only)	24.88%	11.64%
NASDAQ Composite Index	29.57%	10.20%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

NASDAQ-100 Index
®
(Price Only) to the NASDAQ Composite Index to reflect that the NASDAQ Composite Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 15,765,987
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 15,765,987
Total number of portfolio holdings	10
Total advisory fees paid	$ 0
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The
Past
Year?
This is a summary of certain changes to the Fund since
December 31, 2023
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Strategies [Text Block]	At a meeting held on December 11, 2024, the Board of Trustees of the Fund approved a Plan of Liquidation and Dissolution, which authorizes the termination, liquidation and dissolution of the Fund. In order to effect such liquidation, the Fund will be closed to investments by new accounts, including from new insurance company separate accounts or other qualified investors and additional purchases from existing insurance company separate accounts or other qualified investors, after the close of business on January 17, 2025. The Fund will be liquidated on or about April 30, 2025. There is no guarantee that the Fund will achieve its Defined Outcome prior to the liquidation date.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since
December 31, 2023
. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - December Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - December (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.89%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 14.50%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco® V.I. S&P 500 Buffer Fund - December (Series I)	14.89%	6.69%
S&P 500® Index (Price Only)	23.31%	7.26%
S&P 500® Index	25.02%	8.94%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 34,324,421
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 60,659
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 34,324,421
Total number of portfolio holdings	6
Total advisory fees paid	$ 60,659
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over
The
Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 12.92% (before Fund fees and expenses) and 12.13% (after Fund fees and expenses).
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 12.92% (before Fund fees and expenses) and 12.13% (after Fund fees and expenses).
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - December Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - December
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - December (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - December (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024 US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 13.82%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, January 1, 2024, and continue to hold them on the last day of the Outcome Period, December 31, 2024, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 14.50%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (12/31/21)
Invesco® V.I. S&P 500 Buffer Fund - December (Series II)	13.82%	6.42%
S&P 500® Index (Price Only)	23.31%	7.26%
S&P 500® Index	25.02%	8.94%

Performance Inception Date	Dec. 31, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the

S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 34,324,421
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 60,659
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 34,324,421
Total number of portfolio holdings	6
Total advisory fees paid	$ 60,659
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 12.92% (before Fund fees and expenses) and 11.85% (after Fund fees and expenses).
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Expenses [Text Block]	The Fund's outcome period was reset on December 31, 2024, and the new outcome period commenced on January 1, 2025. Effective January 1, 2025, the Fund's new outcome period cap is 12.92% (before Fund fees and expenses) and 11.85% (after Fund fees and expenses).
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund – June Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund – June (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 14.03%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 15.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. S&P 500 Buffer Fund – June (Series I)	14.03%	14.19%
S&P 500® Index (Price Only)	23.31%	19.28%
S&P 500® Index	25.02%	21.14%

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 43,851,517
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 74,163
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 43,851,517
Total number of portfolio holdings	6
Total advisory fees paid	$ 74,163
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The
Past
Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund – June Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund – June
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund – June (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund – June (Series II)	$ 102	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 13.76%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, July 1, 2024, and continue to hold them on the last day of the Outcome Period, June 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 15.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (6/30/22)
Invesco® V.I. S&P 500 Buffer Fund – June (Series II)	13.76%	13.89%
S&P 500® Index (Price Only)	23.31%	19.28%
S&P 500® Index	25.02%	21.14%

Performance Inception Date	Jun. 30, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 43,851,517
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 74,163
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 43,851,517
Total number of portfolio holdings	6
Total advisory fees paid	$ 74,163
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund
Changed
Over
The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - March - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	$ 75	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 13.28%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco ® V.I. S&P 500 Buffer Fund - March (Series I)	13.28%	8.64%
S&P 500® Index (Price Only)	23.31%	9.96%
S&P 500® Index	25.02%	11.69%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 35,416,634
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 51,904
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 35,416,634
Total number of portfolio holdings	6
Total advisory fees paid	$ 51,904
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings ? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. S&P 500 Buffer Fund - March Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - March
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - March (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	$ 101	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare, and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 13.06%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
• The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, April 1, 2024, and continue to hold them on the last day of the Outcome Period, March 31, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 16.00%. As a result of the Cap, the Fund's annual returns were limited relative the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (3/31/22)
Invesco ® V.I. S&P 500 Buffer Fund - March (Series II)	13.06%	8.38%
S&P 500® Index (Price Only)	23.31%	9.96%
S&P 500® Index	25.02%	11.69%

Performance Inception Date	Mar. 31, 2022
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 35,416,634
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 51,904
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 35,416,634
Total number of portfolio holdings	6
Total advisory fees paid	$ 51,904
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - September - Series I
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - September (Series I)	$ 74	0.70% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 10.44%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 12.70%. As a result of the Cap, the Fund's annual returns were limited relative to the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. S&P 500 Buffer Fund - September (Series I)	10.44%	7.65%
S&P 500® Index (Price Only)	23.31%	10.06%
S&P 500® Index	25.02%	11.77%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 53,240,418
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 98,789
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 53,240,418
Total number of portfolio holdings	6
Total advisory fees paid	$ 98,789
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings ? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco® V.I. S&P 500 Buffer Fund - September - Series II
Shareholder Report [Line Items]
Fund Name	Invesco® V.I. S&P 500 Buffer Fund - September
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco ® V.I. S&P 500 Buffer Fund - September (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco ® V.I. S&P 500 Buffer Fund - September (Series II)	$ 100	0.95% †
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.95%	[1]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, US large-cap equities experienced significant growth, driven by strong performances in sectors such as technology, healthcare and consumer discretionary. The market was buoyed by robust corporate earnings and investor confidence in the resilience of the US economy. Additionally, the anticipation of a more accommodative monetary policy by the US Federal Reserve, in response to moderating inflation, further fueled market gains.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 10.02%. For the same time period, the S&P 500
®
Index (Price Only) returned 23.31%.
•
The Fund has characteristics unlike traditional investment products and is not suitable for all investors. The outcomes that the Fund seeks to provide may only be realized if investors are holding shares on the first day of the Outcome Period, October 1, 2024, and continue to hold them on the last day of the Outcome Period, September 30, 2025, approximately one year. There is no guarantee that the Outcomes for an Outcome Period will be realized or that the Fund will achieve its investment objective. The Fund's website provides important Fund information on a daily basis, including information about the Cap and buffer, current Outcome Period start and end dates, and information relating to the remaining potential outcomes of an investment in the Fund.
What contributed to performance?
Passive Index Security Exposure |
Passive exposure to the underlying S&P 500
®
Index (Price Only) through options or underlying funds contributed to the Fund's return.
What detracted from performance?
Strategy Detractors
|
The Fund’s cap for the current annual outcome period (the "Outcome Period"), which represents the maximum percentage return (expressed as a percentage of the value of the S&P 500
®
Index (Price Only) determined at the start of the Outcome Period) that can be achieved from an investment in the Fund over the entire Outcome Period (the "Cap"), is 12.70%. As a result of the Cap, the Fund's annual returns were limited relative to the S&P 500
®
Index (Price Only).

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception (9/30/21)
Invesco® V.I. S&P 500 Buffer Fund - September (Series II)	10.02%	7.38%
S&P 500® Index (Price Only)	23.31%	10.06%
S&P 500® Index	25.02%	11.77%

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the S&P 500
®
Index (Price Only) to the S&P 500® Index to reflect that the S&P 500® Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 53,240,418
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 98,789
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 53,240,418
Total number of portfolio holdings	6
Total advisory fees paid	$ 98,789
Portfolio turnover rate	0%

Holdings [Text Block]	What Comprised The Fund's Holdings? (as of December 31, 2024) Security type allocation (% of total investments)
Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.

Material Fund Change Adviser [Text Block]	The Fund’s sub-adviser, Invesco Asset Management Limited, no longer provides day-to-day management of the Fund.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since December 31, 2023. For more complete information, you may review the Fund's prospectus, which is available at
invesco.com/reports
or upon request at (800) 959-4246.
Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
Invesco V.I. Small Cap Equity Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Small Cap Equity Fund (Series I)	$ 106	0.97%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. small cap equities saw improved performance as the Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000
®
Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy, and materials sectors. An underweight exposure in the health care sector, was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary, and information technology sectors.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 18.09%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. |
Sprouts Farmers is a health centric specialty grocery store chain. During the period, the company delivered a long runway for growth, strong free cash flow, and an attractive valuation.
Q2 Holdings, Inc. |
Q2 Holdings is a provider cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. |
Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers, and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed, and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC
|
Endava operates as an information technology service company. The company underperformed due to significant headwinds in the UK market and the payments sector. The Fund sold its holdings of Endava during the period.
Quanterix Corp. |
Quanterix is a life science tools and services company that provides analysis instruments, reagent consumables, and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The Fund sold its holdings of Quanterix during the period.
Bloomin' Brands, Inc. |
Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill, and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The Fund sold its holdings of Bloomin' Brands during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Small Cap Equity Fund (Series I)	18.09%	10.89%	8.09%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 234,224,467
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 1,675,234
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 234,224,467
Total number of portfolio holdings	92
Total advisory fees paid	$ 1,675,234
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Q2 Holdings, Inc.	2.06%
Piper Sandler Cos.	2.05%
Applied Industrial Technologies, Inc.	1.89%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.68%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
Mr. Cooper Group, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Q2 Holdings, Inc.	2.06%
Piper Sandler Cos.	2.05%
Applied Industrial Technologies, Inc.	1.89%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.68%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
Mr. Cooper Group, Inc.	1.50%
* Excluding money market fund holdings, if any.

Invesco V.I. Small Cap Equity Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Small Cap Equity Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Small Cap Equity Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What
Were The
Fund
Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Small Cap Equity Fund (Series II)	$ 133	1.22%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. small cap equities saw improved performance as the Federal Reserve began easing monetary policy. The Fund outperformed the Russell 2000
®
Index primarily due to strong stock selection in the financials, industrials, consumer staples, utilities, energy, and materials sectors. An underweight exposure in the health care sector, was also beneficial. These results were partially offset by weaker stock selection in the real estate, communication services, consumer discretionary, and information technology sectors.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 17.85%. For the same time period, the Russell 2000
®
Index returned 11.54%.
What contributed to performance?
Sprouts Farmers Market, Inc. |
Sprouts Farmers is a health centric specialty grocery store chain. During the period, the company delivered a long runway for growth, strong free cash flow, and an attractive valuation.
Q2 Holdings, Inc. |
Q2
Holdings is a provider cloud-based virtual banking solutions. Its performance was bolstered by increased adoption of its virtual banking platform among financial institutions seeking secure and efficient digital solutions.
Tenet Healthcare Corp. |
Tenet Healthcare operates hospitals, diagnostic imaging centers, ambulatory surgery centers, and other health care facilities. The company benefited from improving hospital utilization trends, a positive shift in the variety of procedures performed, and the use of proceeds from the sale of hospitals to reduce debt.
What detracted from performance?
Endava PLC
|
Endava operates as an information technology service company. The company underperformed due to significant headwinds in the UK market and the payments sector. The Fund sold its holdings of Endava during the period.
Quanterix Corp. |
Quanterix is a life science tools and services company that provides analysis instruments, reagent consumables, and contract research services to the biopharma industry. Life science industry capital budget constraints have pressured demand for the company’s capital-intensive instruments. The Fund sold its holdings of Quanterix during the period.
Bloomin' Brands, Inc. |
Bloomin' Brands operates and franchises casual dining restaurant chains under the Outback Steakhouse, Carrabba’s Italian Grill, Bonefish Grill, and Fleming’s Prime Steakhouse & Wine Bar brands. The company delivered weaker sales in their core Outback chain and their same store sales lagged their closest steakhouse peer. The Fund sold its holdings of Bloomin' Brands during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Small Cap Equity Fund (Series II)	17.85%	10.60%	7.82%
Russell 2000® Index	11.54%	7.40%	7.82%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 234,224,467
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 1,675,234
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 234,224,467
Total number of portfolio holdings	92
Total advisory fees paid	$ 1,675,234
Portfolio turnover rate	50%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*
(% of net assets)
Q2 Holdings, Inc.	2.06%
Piper Sandler Cos.	2.05%
Applied Industrial Technologies, Inc.	1.89%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.68%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
Mr. Cooper Group, Inc.	1.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Q2 Holdings, Inc.	2.06%
Piper Sandler Cos.	2.05%
Applied Industrial Technologies, Inc.	1.89%
Astera Labs, Inc.	1.80%
Pinnacle Financial Partners, Inc.	1.77%
ITT, Inc.	1.68%
Talen Energy Corp.	1.60%
Ollie's Bargain Outlet Holdings, Inc.	1.58%
Bancorp, Inc. (The)	1.53%
Mr. Cooper Group, Inc.	1.50%
* Excluding money market fund holdings, if any.

Invesco V.I. Technology Fund - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What
Were
The
Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Technology Fund (Series I)	$ 115	0.98%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series I shares of the Fund returned 34.27%. For the same time period, the S&P North American Technology Sector Index returned 36.08%. The Fund underperformed the S&P North American Technology Sector Index primarily due to stock selection in the information technology (IT) software & services industry group. An underweight exposure in the interactive media & services industry and a minor allocation to ancillary cash were also key relative detractors. Results were partially offset by strong stock selection in the entertainment, semiconductor & semiconductor equipment, interactive media & services, and electronic equipment, instruments & components industries.
What contributed to performance?
NVIDIA Corp. |
Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending for AI. Their Blackwell B100, NVIDIA’s most advanced Graphics Processing Unit to date, was already sold out until the end of 2025 as of the period end.
Broadcom, Inc. |
Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024. Software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Micron Technology, Inc. |
Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Technology Fund (Series I)	34.27%	14.65%	14.39%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%
NASDAQ Composite Index	29.57%	17.49%	16.20%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ Composite Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 220,542,693
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,431,734
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 220,542,693
Total number of portfolio holdings	70
Total advisory fees paid	$ 1,431,734
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.97%
Broadcom, Inc.	4.65%
Meta Platforms, Inc., Class A	3.47%
Amazon.com, Inc.	3.24%
Microsoft Corp.	3.10%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.95%
Salesforce, Inc.	2.72%
Alphabet, Inc., Class A	2.61%
ServiceNow, Inc.	2.41%
HubSpot, Inc.	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.97%
Broadcom, Inc.	4.65%
Meta Platforms, Inc., Class A	3.47%
Amazon.com, Inc.	3.24%
Microsoft Corp.	3.10%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.95%
Salesforce, Inc.	2.72%
Alphabet, Inc., Class A	2.61%
ServiceNow, Inc.	2.41%
HubSpot, Inc.	2.33%
* Excluding money market fund holdings, if any.

Invesco V.I. Technology Fund - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. Technology Fund
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. Technology Fund (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on
a
hypothetical $10,000
investment
)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. Technology Fund (Series II)	$ 144	1.23%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
•
During the fiscal year ended December 31, 2024, U.S. equities benefited from investment themes levered to artificial intelligence (AI) technology and investor anticipation that slowing inflation would cause the Federal Reserve to ease monetary policy.
•
For the fiscal year ended December 31, 2024, Series II shares of the Fund returned 33.86%. For the same time period, the S&P North American Technology Sector Index returned 36.08%. The Fund underperformed the S&P North American Technology Sector Index primarily due to stock selection in the information technology (IT) software & services industry group. An underweight exposure in the interactive media & services industry and a minor allocation to ancillary cash were also key relative detractors. Results were partially offset by strong stock selection in the entertainment, semiconductor & semiconductor equipment, interactive media & services, and electronic equipment, instruments & components industries.
What contributed to performance?
NVIDIA Corp. |
Semiconductor maker NVIDIA benefited from record revenue as all the major large language model developers have increased spending for AI. Their Blackwell B100, NVIDIA’s most advanced Graphics Processing Unit to date, was already sold out until the end of 2025 as of the period end.
Broadcom, Inc. |
Semiconductor maker Broadcom has seen strong revenue growth from AI-related products including semiconductors and infrastructure software. The company successfully integrated its 2023 acquisition of VMware into its operations, enhancing its capabilities in cloud infrastructure and security.
Meta Platforms, Inc. |
Social technology company Meta Platforms realized positive results from its AI investments through better recommendations, higher engagement, improved ad tools and more efficient ad targeting. We believe Meta is uniquely positioned to gain momentum as AI assistants become a large part of consumer interactions and products.
What detracted from performance?
MongoDB, Inc.
|
MongoDB is a document database that stores and manages data for a variety of applications such as customer relationship management and health care systems. The company struggled with a decline in growth during 2024. Additionally, its Chief Financial Officer/Chief Operating Officer since 2015 announced he was leaving. The team sold the stock during the period.
Snowflake, Inc. |
Snowflake, a cloud-based data storage and analytics service, surprised investors with the announcement that CEO Frank Slootman retired at the end of February 2024. However, the investment team had positive views on the AI-related vision and capabilities of the new CEO, Sridhar Ramaswamy. The company also reduced revenue guidance for 2024. Software sales have generally been under pressure as corporate IT departments, and IT budgets, digest AI implications. The team sold the stock during the period.
Micron Technology, Inc. |
Despite positive momentum in its data center and AI end markets, memory and storage semiconductor maker Micron Technology delivered lower than expected guidance in its consumer end markets driven by weak demand and pricing pressure in its personal computer and mobile phone memory businesses.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco V.I. Technology Fund (Series II)	33.86%	14.36%	14.11%
S&P North American Technology Sector Index	36.08%	21.06%	20.70%
NASDAQ Composite Index	29.57%	17.49%	16.20%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Performance Table Market Index Changed [Text Block]	Effective April 26, 2024, the Fund changed its broad-based securities market benchmark from the NASDAQ Composite Index to the S&P 500
®
Index to reflect that the S&P 500
®
Index can be considered more broadly representative of the overall applicable securities market.
Updated Performance Information Location [Text Block]	Please visit invesco.com/viperformance for more recent performance information.
Net Assets	$ 220,542,693
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,431,734
Investment Company, Portfolio Turnover	109.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 220,542,693
Total number of portfolio holdings	70
Total advisory fees paid	$ 1,431,734
Portfolio turnover rate	109%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.97%
Broadcom, Inc.	4.65%
Meta Platforms, Inc., Class A	3.47%
Amazon.com, Inc.	3.24%
Microsoft Corp.	3.10%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.95%
Salesforce, Inc.	2.72%
Alphabet, Inc., Class A	2.61%
ServiceNow, Inc.	2.41%
HubSpot, Inc.	2.33%
* Excluding money market fund holdings, if any.
Sector allocation

(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*

(% of net assets)
NVIDIA Corp.	7.97%
Broadcom, Inc.	4.65%
Meta Platforms, Inc., Class A	3.47%
Amazon.com, Inc.	3.24%
Microsoft Corp.	3.10%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.95%
Salesforce, Inc.	2.72%
Alphabet, Inc., Class A	2.61%
ServiceNow, Inc.	2.41%
HubSpot, Inc.	2.33%
* Excluding money market fund holdings, if any.

Invesco V.I. U.S. Government Money Portfolio - Series I
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What
Were
The
Fund
Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. U.S. Government Money Portfolio (Series I)	$ 71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Net Assets	$ 309,639,713
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,257,190
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 309,639,713
Total number of portfolio holdings	83
Total advisory fees paid	$ 1,257,190

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31, 2024)
Composition by
maturity
, in days

(% of total investments)*
1-7	65.8%
8-30	4.0%
31-60	1.4%
61-90	1.5%
91-180	4.1%
181+	23.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

Invesco V.I. U.S. Government Money Portfolio - Series II
Shareholder Report [Line Items]
Fund Name	Invesco V.I. U.S. Government Money Portfolio
Class Name	Series II
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco V.I. U.S. Government Money Portfolio (the “Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports . You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What
Were
The
Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco V.I. U.S. Government Money Portfolio (Series II)	$ 96	0.94%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.94%
Net Assets	$ 309,639,713
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,257,190
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of December 31, 2024)
Fund net assets	$ 309,639,713
Total number of portfolio holdings	83
Total advisory fees paid	$ 1,257,190

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of December 31,
2024
)
Composition by maturity, in days
(% of total investments)*
1-7	65.8%
8-30	4.0%
31-60	1.4%
61-90	1.5%
91-180	4.1%
181+	23.2%
* The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

[1]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.